Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 01, 2015
Registrant Name	dei_EntityRegistrantName	USAA MUTUAL FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0000908695
Amendment Flag	dei_AmendmentFlag	false
Prospectus Date	rr_ProspectusDate	May 01, 2015
Extended Market Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	USAA EXTENDED MARKET INDEX FUND (USMIX)
Objective	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary	rr_ObjectivePrimaryTextBlock

The USAA Extended Market Index Fund (the Fund) seeks to match, before fees and expenses, the performance of the U.S. stocks not included in the S&P 500 Index as represented by the Dow Jones U.S. Completion Total Stock Market IndexSM1. The Dow Jones U.S. Completion Total Stock Market Index measures the performance of all small- and mid-cap stocks as measured by the Dow Jones U.S. Total Stock Market IndexSM less the stocks in the S&P 500 Index.

Expense	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative	rr_ExpenseNarrativeTextBlock

The tables below describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses are based on expenses incurred during the Fund’s most recently completed fiscal year.

Portfolio Turnover	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover Narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, including commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

For the most recent fiscal year, the Fund’s portfolio turnover rate was 10% of the average value of its whole portfolio.

1 “Dow Jones,” and “The Dow Jones U.S. Completion Total Stock Market IndicesSM” are service marks of Dow Jones Trademark Holdings, LLC.

Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund’s operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.

Strategy	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative	rr_StrategyNarrativeTextBlock

The Fund’s principal investment strategy is to invest all of the Fund’s investable assets in the Master Extended Market Index Series of the Quantitative Master Series LLC (Extended Market Portfolio), which is a separate fund advised by BlackRock Advisors, LLC (referred to herein as BlackRock), with a substantially similar investment objective as the Fund. Therefore, your interest in the Extended Market Portfolio’s securities is indirect, and the investment characteristics of the Fund will correspond directly to those of the Extended Market Portfolio. This type of arrangement is commonly referred to as a master-feeder structure.

The Extended Market Portfolio seeks to track, before fees and expenses, the performance of the Dow Jones U.S. Completion Total Stock Market Index as closely as possible, and normally, at least 80% of its assets will be invested in securities or other financial instruments of companies that are components of or have economic characteristics similar to the securities included in the Dow Jones U.S. Completion Total Stock Market index.

Risk	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative	rr_RiskNarrativeTextBlock

Any investment involves risk, and there is no assurance that the Fund’s objective will be achieved. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in the Fund.

The equity securities in the Extended Market Portfolio’s portfolio are subject to stock market risk. A company’s stock price in general may decline over short or even extended periods, regardless of the success or failure of a company’s operations. Equity securities tend to be more volatile than bonds.

In addition, the Extended Market Portfolio tends to invest in small- and mid-cap companies, which may be more vulnerable than larger companies to adverse business or economic developments. Securities of such companies may be less liquid and more volatile than securities of larger companies or the market averages in general and, therefore, may involve greater risk than investing in securities of larger companies.

As a feeder fund in a master-feeder structure, the Fund is subject to certain risks. Actions of larger feeder funds may materially affect smaller feeder funds investing in the Extended Market Portfolio. For example, if a large feeder fund withdraws from the Extended Market Portfolio, the remaining funds may experience proportionately higher operating expenses, resulting in lower returns (however, this possibility exists as well for traditionally structured funds that have large institutional investors).

While the Fund and the Extended Market Portfolio attempt to match the performance of the Dow Jones U.S. Completion Total Stock Market Index as closely as possible before the deduction of fees and expenses, the ability of the Fund and the Extended Market Portfolio to meet their investment objective depends to some extent on the cash flow in and out of the Fund and other investors in the Extended Market Portfolio. The Fund’s performance may be affected by factors such as the size of the Fund’s portfolio, transaction costs, management fees and expenses, and brokerage commissions and fees. Changes in the cash flow of the Fund and the Extended Market Portfolio may affect how closely the Fund will mirror the Dow Jones U.S. Completion Total Stock Market Index.

An investment in the Fund is not a deposit in USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative	rr_PerformanceNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund’s volatility and performance from year to year for each full calendar year over the past 10 years. The table shows how the Fund’s average annual total returns for the periods indicated compared to those of the Fund’s benchmark index.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information, log on to usaa.com or call (800) 531-USAA (8722) or (210) 531-8722.

Performance - Bar Chart	rr_BarChartHeading	RISK/RETURN BAR CHART Annual Returns For Periods Ended December 31
Annual Return 2005	rr_AnnualReturn2005	10.11%
Annual Return 2006	rr_AnnualReturn2006	15.31%
Annual Return 2007	rr_AnnualReturn2007	4.71%
Annual Return 2008	rr_AnnualReturn2008	(39.35%)
Annual Return 2009	rr_AnnualReturn2009	36.37%
Annual Return 2010	rr_AnnualReturn2010	28.11%
Annual Return 2011	rr_AnnualReturn2011	(4.03%)
Annual Return 2012	rr_AnnualReturn2012	17.47%
Annual Return 2013	rr_AnnualReturn2013	37.26%
Annual Return 2014	rr_AnnualReturn2014	7.18%
Year to Date Return, Label	rr_YearToDateReturnLabel	THREE-MONTH YTD TOTAL RETURN
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.16%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.56%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.43%)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

THREE-MONTH YTD TOTAL RETURN
5.16% (3/31/15)
BEST QUARTER*	WORST QUARTER*
20.56% 2nd Qtr 2009	-26.43% 4th Qtr. 2008
* Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of Fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown in the table are not relevant to you.

Extended Market Index Fund | Extended Market Index Fund
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	0.26%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Operating Expenses	rr_ExpensesOverAssets	0.48%	[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	49
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	154
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	269
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	604
Annual Return 2005	rr_AnnualReturn2005	10.11%
Annual Return 2006	rr_AnnualReturn2006	15.31%
Annual Return 2007	rr_AnnualReturn2007	4.71%
Annual Return 2008	rr_AnnualReturn2008	(39.35%)
Annual Return 2009	rr_AnnualReturn2009	36.37%
Annual Return 2010	rr_AnnualReturn2010	28.11%
Annual Return 2011	rr_AnnualReturn2011	(4.03%)
Annual Return 2012	rr_AnnualReturn2012	17.47%
Annual Return 2013	rr_AnnualReturn2013	37.26%
Annual Return 2014	rr_AnnualReturn2014	7.18%
Nasdaq-100 Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	USAA NASDAQ-100 INDEX FUND (USNQX)
Objective	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary	rr_ObjectivePrimaryTextBlock

The USAA Nasdaq-100 Index Fund (the Fund) seeks to match, before fees and expenses, the performance of the stocks composing the Nasdaq-100 Index[1]. The Nasdaq-100 Index represents 100 of the largest nonfinancial stocks traded on The Nasdaq Stock Market®.

Expense	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative	rr_ExpenseNarrativeTextBlock

The tables below describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses are based on expenses incurred during the Fund’s most recently completed fiscal year.

Portfolio Turnover	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover Narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, including commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

For the most recent fiscal year, the Fund’s portfolio turnover rate was 6% of the average value of its whole portfolio.

Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 invest-ment, assuming (1) a 5% annual return, (2) the Fund’s operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.

Expense Example Footnotes	rr_ExpenseExampleFootnotesTextBlock	[1] Nasdaq-100®, Nasdaq-100 Index®, and Nasdaq® are trade or service marks of The Nasdaq Stock Market, Inc. (which with its affiliates are the “Corporations”) and have been licensed for our use.
Strategy	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative	rr_StrategyNarrativeTextBlock

The Fund’s principal investment strategy is, under normal market conditions, to invest at least 80% of the Fund’s assets in the common stocks of companies composing the Nasdaq-100 Index. This strategy may be changed upon 60 days’ written notice to shareholders.

In seeking to track the performance of the Nasdaq-100 Index, the Fund’s subadviser, Northern Trust Investments, Inc. (NTI), will normally invest in all the common stocks of companies in the Nasdaq-100 Index in roughly the same proportions as their weightings in the index. While NTI attempts to replicate the index, there may be times when the Fund and the index do not match exactly. At times, NTI may purchase a stock not included in the Nasdaq-100 Index when it is believed to be a cost-efficient way of approximating the index’s performance, for example, in anticipation of a stock being added to the index. To the extent that the Nasdaq-100 Index concentrates in the securities of a particular industry or group of industries, the Fund may similarly concentrate its investments.

Risk	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative	rr_RiskNarrativeTextBlock

Any investment involves risk, and there is no assurance that the Fund’s objective will be achieved. As you consider an investment in the Fund, you should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the Fund for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in this Fund.

The equity securities in the Fund’s portfolio are subject to stock market risk. A company’s stock price in general may decline over short or even extended periods, regardless of the success or failure of a company’s operations. Equity securities tend to be more volatile than bonds. In addition, to the degree the Fund invests in foreign securities, there is a possibility that the value of the Fund's investments in foreign securities will decrease because of unique risks, such as currency exchange-rate fluctuations; foreign market illiquidity; emerging market risk; increased price volatility; uncertain political conditions; ex-change control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes.

The returns from a specific type of security or sector may trail returns from other asset classes, sectors, or the overall market. For example, the stocks that make up the index currently are heavily weighted in the technology sectors. High volatility or poor performance of the sectors will directly affect the Fund’s performance. Sectors will go through cycles of doing better or worse than stocks or bonds in general. These periods may last for several years.

While the Fund attempts to match the Nasdaq-100 Index as closely as possible, the ability of the Fund to meet its investment objective depends to some extent on the cash flow in and out of the Fund. The Fund’s performance may be affected by factors such as the size of the Fund’s portfolio, transaction costs, management fees and expenses, and brokerage commissions and fees. Changes in the Fund’s cash flow may affect how closely the Fund will track the Nasdaq-100 Index.

The Fund is nondiversified, which means that it may invest a greater percentage of its assets in a single issuer, such as a single stock or bond. Because a relatively high percentage of the Fund’s total assets may be invested in the securities of a single issuer or a limited number of issuers, the securities of the Fund may be more sensitive to changes in the market value of a single issuer, a limited number of issuers, or large companies generally. Such a focused investment strategy may increase the volatility of the Fund’s investment results, because this Fund may be more susceptible to risks associated with a single issuer or economic, political, or regulatory event than a diversified fund.

An investment in the Fund is not a deposit in USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative	rr_PerformanceNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund’s volatility and performance from year to year for each full calendar year over the past 10 years. The table shows how the Fund’s average annual total returns for the periods indicated compared to those of the Fund’s benchmark index.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information for the Fund, log on to usaa.com or call (800) 531-USAA (8722) or (210) 531-8722.

Performance - Bar Chart	rr_BarChartHeading	RISK/RETURN BAR CHART Annual Returns For Periods Ended December 31
Annual Return 2005	rr_AnnualReturn2005	0.97%
Annual Return 2006	rr_AnnualReturn2006	6.45%
Annual Return 2007	rr_AnnualReturn2007	18.35%
Annual Return 2008	rr_AnnualReturn2008	(42.02%)
Annual Return 2009	rr_AnnualReturn2009	53.48%
Annual Return 2010	rr_AnnualReturn2010	19.14%
Annual Return 2011	rr_AnnualReturn2011	2.90%
Annual Return 2012	rr_AnnualReturn2012	17.46%
Annual Return 2013	rr_AnnualReturn2013	36.00%
Annual Return 2014	rr_AnnualReturn2014	18.75%
Year to Date Return, Label	rr_YearToDateReturnLabel	THREE-MONTH YTD TOTAL RETURN
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.45%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.95%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.98%)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
THREE-MONTH YTD TOTAL RETURN
2.45% (3/31/15)
BEST QUARTER*	WORST QUARTER*
20.95% 1st Qtr. 2012	-23.98% 4th Qtr. 2008
* Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of Fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown in the table are not relevant to you.

Nasdaq-100 Index Fund | Nasdaq-100 Index Fund
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	0.20%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Total Annual Operating Expenses	rr_ExpensesOverAssets	0.59%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	60
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	189
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	329
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	738
Annual Return 2005	rr_AnnualReturn2005	0.97%
Annual Return 2006	rr_AnnualReturn2006	6.45%
Annual Return 2007	rr_AnnualReturn2007	18.35%
Annual Return 2008	rr_AnnualReturn2008	(42.02%)
Annual Return 2009	rr_AnnualReturn2009	53.48%
Annual Return 2010	rr_AnnualReturn2010	19.14%
Annual Return 2011	rr_AnnualReturn2011	2.90%
Annual Return 2012	rr_AnnualReturn2012	17.46%
Annual Return 2013	rr_AnnualReturn2013	36.00%
Annual Return 2014	rr_AnnualReturn2014	18.75%
S&P 500 Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	USAA S&P 500 INDEX FUND Member Shares/USSPX ■ Reward Shares/USPRX
Objective	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary	rr_ObjectivePrimaryTextBlock

The USAA S&P 500 Index Fund (the Fund) seeks to match, before fees and expenses, the performance of the stocks composing the S&P 500 Index[1]. The S&P 500 Index emphasizes stocks of large U.S. companies.

Expense	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative	rr_ExpenseNarrativeTextBlock

The tables below describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses are based on expenses incurred during the Fund’s most recently completed fiscal year.

Portfolio Turnover	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover Narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, including commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

For the most recent fiscal year, the Fund’s portfolio turnover rate was 3% of the average value of its whole portfolio.

Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund’s operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation arrangement for the Member Shares and Reward Shares is not continued beyond one year.

[1]  “Standard & Poor’s,” “S&P,” “S&P 500,” “Standard & Poor’s 500,” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for our use.

Strategy	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative	rr_StrategyNarrativeTextBlock

The Fund’s principal investment strategy is, under normal market conditions, to invest at least 80% of the Fund’s assets in the common stocks of companies composing the S&P 500 Index. This strategy may be changed upon 60 days’ written notice to shareholders.

In seeking to track the performance of the S&P 500 Index, the Fund’s subadviser, Northern Trust Investments, Inc. (NTI), attempts to allocate the Fund’s investments among stocks in approximately the same weightings as the S&P 500 Index, beginning with the stocks that make up the larger portion of the index’s value. The Fund is rebalanced as required to reflect index changes and to accommodate Fund cash flows. NTI may exclude or remove any S&P stock from the Fund if NTI believes that the stock is illiquid or has been impaired by financial conditions or other extraordinary events.

Risk	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative	rr_RiskNarrativeTextBlock

Any investment involves risk, and there is no assurance that the Fund’s objective will be achieved. As you consider an investment in the Fund, you should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the Fund for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in this Fund.

The equity securities in the Fund’s portfolio are subject to stock market risk. A company’s stock price in general may decline over short or even extended periods, regardless of the success or failure of a company’s operations. Equity securities tend to be more volatile than bonds.

While the Fund attempts to match the S&P 500 Index as closely as possible, the ability of the Fund to meet its investment objective depends to some extent on the cash flow in and out of the Fund. The Fund’s performance may be affected by factors such as the size of the Fund’s portfolio, transaction costs, management fees and expenses, and brokerage commissions and fees. Changes in the Fund’s cash flow may affect how closely the Fund will track the S&P 500 Index.

An investment in the Fund is not a deposit in USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative	rr_PerformanceNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The Fund has two classes of shares, Member Shares and Reward Shares. The bar chart provides some indication of the risks of investing in the Fund and illustrates the Member Shares’ volatility and performance from year to year for each full calendar year over the past 10 years. The table shows how the average annual total returns of the share classes for the periods indicated compared to those of the Fund’s benchmark.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information for the Fund, log on to usaa.com or call (800) 531-USAA (8722) or (210) 531-8722.

Performance - Bar Chart	rr_BarChartHeading	RISK/RETURN BAR CHART Annual Returns For Periods Ended December 31
Annual Return 2005	rr_AnnualReturn2005	4.77%
Annual Return 2006	rr_AnnualReturn2006	15.54%
Annual Return 2007	rr_AnnualReturn2007	5.32%
Annual Return 2008	rr_AnnualReturn2008	(37.13%)
Annual Return 2009	rr_AnnualReturn2009	26.28%
Annual Return 2010	rr_AnnualReturn2010	14.81%
Annual Return 2011	rr_AnnualReturn2011	1.82%
Annual Return 2012	rr_AnnualReturn2012	15.75%
Annual Return 2013	rr_AnnualReturn2013	32.03%
Annual Return 2014	rr_AnnualReturn2014	13.38%
Year to Date Return, Label	rr_YearToDateReturnLabel	THREE-MONTH YTD TOTAL RETURN
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.92%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.99%)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
THREE-MONTH YTD TOTAL RETURN
0.92% (3/31/15)
BEST QUARTER*	WORST QUARTER*
15.91% 2nd Qtr. 2009	-21.99% 4th Qtr. 2008
* Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown in the table are not relevant to you. Please note that after-tax returns are shown only for the Member Shares and may differ for the Reward Shares class.

S&P 500 Index Fund | Member Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	10	[2],[3]
Management Fee	rr_ManagementFeesOverAssets	0.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Operating Expenses	rr_ExpensesOverAssets	0.29%
Reimbursement from Adviser	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[12]
Total Annual Operating Expenses After Reimbursement	rr_NetExpensesOverAssets	0.26%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	26
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	89
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	159
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	364
Annual Return 2005	rr_AnnualReturn2005	4.77%
Annual Return 2006	rr_AnnualReturn2006	15.54%
Annual Return 2007	rr_AnnualReturn2007	5.32%
Annual Return 2008	rr_AnnualReturn2008	(37.13%)
Annual Return 2009	rr_AnnualReturn2009	26.28%
Annual Return 2010	rr_AnnualReturn2010	14.81%
Annual Return 2011	rr_AnnualReturn2011	1.82%
Annual Return 2012	rr_AnnualReturn2012	15.75%
Annual Return 2013	rr_AnnualReturn2013	32.03%
Annual Return 2014	rr_AnnualReturn2014	13.38%
S&P 500 Index Fund | Reward Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	0.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Operating Expenses	rr_ExpensesOverAssets	0.19%
Reimbursement from Adviser	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[12]
Total Annual Operating Expenses After Reimbursement	rr_NetExpensesOverAssets	0.16%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	15
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	57
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	103
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	239
Total Return Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	USAA TOTAL RETURN STRATEGY FUND - Fund Shares/USTRX ■ Institutional Shares/UTRIX
Objective	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary	rr_ObjectivePrimaryTextBlock	The USAA Total Return Strategy Fund (the Fund) seeks capital appreciation through the use of a dynamic allocation strategy, across stocks, bonds, and cash instruments.
Expense	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative	rr_ExpenseNarrativeTextBlock

The tables below describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses are based on expenses incurred during the Fund’s most recently completed fiscal year.

Portfolio Turnover	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover Narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, including commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

For the most recent fiscal year, the Fund’s portfolio turnover rate was 88% of the average value of its whole portfolio.

Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund’s operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.

Strategy	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative	rr_StrategyNarrativeTextBlock

In seeking to achieve its objective, the Fund's assets are invested pursuant to a dynamic asset allocation strategy that shifts assets among equity securities, investment-grade bonds, and/or cash equivalents. The dynamic asset allocation strategy seeks to identify the most attractive asset classes based on a multi-faceted approach using both a valuation and fundamental framework. The Fund generally will invest in U.S. or foreign stocks and investment-grade bonds, directly or through exchange-traded funds (ETFs), and/or cash equivalents through investment in short-term, high-quality money market instruments or money market funds.  Equity securities in which the Fund may invest may include common stocks, securities convertible into common stocks, securities that carry the right to buy common stocks, preferred securities, and ETFs. The bond and money market securities in which the Fund may invest may include obligations of U.S., state, and local governments, their agencies and instrumentalities; mortgage- and asset-backed securities; corporate debt securities; repurchase agreements; and other securities believed to have debt like characteristics, including preferred and synthetic securities.

In addition, in an attempt to reduce the Fund’s volatility over time, the Fund may employ an options-based risk-management strategy by purchasing and/or selling options on component indices or corresponding ETFs and individual equities to attempt to provide the Fund with fairly consistent returns over a wide range of equity market environments.

Risk	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative	rr_RiskNarrativeTextBlock

Any investment involves risk, and there is no assurance that the Fund’s objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund’s manager(s) may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in the Fund.

The equity securities in the Fund’s portfolio are subject to stock market risk. A company’s stock price in general may decline over short or even extended periods, regardless of the success or failure of a company’s operations. Equity securities tend to be more volatile than bonds. In addition, to the degree the Fund invests in foreign securities, there is a risk that the value of the Fund's investments in foreign securities will decrease because of unique risks, such as currency exchange-rate fluctuations; foreign market illiquidity; emerging market risk; increased price volatility; uncertain political conditions; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes.

The fixed-income securities in the Fund's portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-income instrument will fail to make timely interest and principal payments on its securities or that negative perceptions of the issuer’s ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor’s return. All securities varying from the highest quality to very speculative have some degree of credit risk. Securities rated below investment grade, also known as “junk” bonds, generally entail greater economic, credit, and liquidity risk than investment-grade securities. Their prices may be more volatile, especially during economic downturns and financial setbacks or liquidity events.

The Fund is subject to the risk that the market value of the bonds in the Fund’s portfolio will fluctuate because of changes in interest rates, changes in supply and demand for fixed-income securities, or other market factors. Bond prices are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall and when interest rates fall, bond prices rise. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher interest rate risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

ETFs, which generally are registered investment companies, incur their own management and other fees and expenses, such as trustees’ fees, operating expenses, registration fees, and marketing expenses, a proportionate share of which would be borne by the Fund. As a result, an investment by the Fund in an ETF could cause the Fund’s operating expenses to be higher and, in turn, performance to be lower than if it were to invest directly in the securities underlying the ETF. In addition, the Fund will be indirectly exposed to all of the risk of securities held by the ETFs.

The Fund could experience a loss in the options portion of the portfolio, particularly during periods when market values are increasing but market volatility is high. When it sells index or corresponding ETF call options, the Fund receives cash but limits its opportunity to profit from an increase in the market value of its stock portfolio. When the Fund purchases index or corresponding ETF put options, it risks the loss of the cash paid for the options. At times, the Fund may not own put options, which increases exposure to a market decline. When the Fund simultaneously sells index put options to fund the purchases, resulting in an index put spread, the Fund has increased exposure to further market decline when it falls below the strike of the short index put option.

The Fund may invest in futures and options and other types of derivatives. Risks associated with derivatives include the risk that the derivative is not well-correlated with the security, index, or currency to which it relates; the risk that derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk of interest rate movements; and the risk that the derivatives transaction could expose the Fund to the effects of leverage, which could increase the Fund’s exposure to the market and magnify potential losses. There is no guarantee that derivatives activities will be employed or that they will work, and their use could reduce potential returns or even cause losses to the Fund.

While the Fund does not concentrate in any industry, to the extent that the Fund has exposure to a given industry or sector, any factors affecting that industry or sector could affect the value of portfolio securities. This risk is increased to the extent that the manager has overweight investments in a particular industry or sector.

Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.

The risk of investing in the types of securities whose market is generally less liquid than the market for higher-quality securities is referred to as market illiquidity. The market for lower-quality issues is generally less liquid than the market for higher-quality issues. Therefore, large purchases or sales could cause sudden and significant price changes in these securities. Many lower-quality issues do not trade frequently; however, when they do trade, the price may be substantially higher or lower than expected.

To implement the Fund's principal investment strategies, the Fund's securities may need to be actively and frequently traded. In purchasing and selling securities in order to rebalance its portfolio, the Fund will pay more in brokerage commissions than it would if it did not reallocate assets among the asset classes from time to time. As a result of the need to rebalance, the Fund also has less flexibility in the timing of purchases and sales of securities than it would otherwise. While we will attempt to minimize any adverse impact to the Fund or its shareholders, the Fund may have a higher proportion of capital gains and a potentially lower return than a fund that does not reallocate from time to time.

An investment in the Fund is not a deposit in USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative	rr_PerformanceNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The Fund has two classes of shares: Fund Shares and Institutional Shares. The bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund Shares' volatility and performance from year to year for each full calendar year since the Fund’s inception. The table shows average annual total returns of the share classes for the periods indicated compared to those of the Fund’s benchmark index and an additional broad-based securities market index with investment characteristics similar to the Fund.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future.  For the most current price, total return, and yield information, log on to usaa.com or call (800) 531-USAA (8722) or (210) 531-8722.

Performance - Bar Chart	rr_BarChartHeading	RISK/RETURN BAR CHART Annual Returns For Periods Ended December 31
Annual Return 2006	rr_AnnualReturn2006	5.09%
Annual Return 2007	rr_AnnualReturn2007	4.70%
Annual Return 2008	rr_AnnualReturn2008	(21.01%)
Annual Return 2009	rr_AnnualReturn2009	12.25%
Annual Return 2010	rr_AnnualReturn2010	5.01%
Annual Return 2011	rr_AnnualReturn2011	(1.04%)
Annual Return 2012	rr_AnnualReturn2012	10.62%
Annual Return 2013	rr_AnnualReturn2013	(0.62%)
Annual Return 2014	rr_AnnualReturn2014	2.26%
Year to Date Return, Label	rr_YearToDateReturnLabel	THREE-MONTH YTD TOTAL RETURN
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.17%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.82%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.54%)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
THREE-MONTH YTD TOTAL RETURN
-0.17% (3/31/15)
BEST QUARTER*	WORST QUARTER*
8.82% 2nd Qtr. 2009	-14.54% 4th Qtr. 2008
* Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of Fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown in the table are not relevant to you. Please note that after-tax returns are shown only for the Fund Shares and may differ for the Institutional Share class.

Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 24, 2005
Total Return Strategy Fund | Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	0.59%	[4]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.63%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.20%
Total Annual Operating Expenses	rr_ExpensesOverAssets	1.42%	[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	145
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	449
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	776
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,702
Annual Return 2006	rr_AnnualReturn2006	5.09%
Annual Return 2007	rr_AnnualReturn2007	4.70%
Annual Return 2008	rr_AnnualReturn2008	(21.01%)
Annual Return 2009	rr_AnnualReturn2009	12.25%
Annual Return 2010	rr_AnnualReturn2010	5.01%
Annual Return 2011	rr_AnnualReturn2011	(1.04%)
Annual Return 2012	rr_AnnualReturn2012	10.62%
Annual Return 2013	rr_AnnualReturn2013	(0.62%)
Annual Return 2014	rr_AnnualReturn2014	2.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 24, 2005
Total Return Strategy Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	0.64%	[4]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.20%
Total Annual Operating Expenses	rr_ExpensesOverAssets	1.18%	[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	120
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	375
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	649
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,432
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 24, 2005
Target Retirement Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	USAA TARGET RETIREMENT INCOME FUND (URINX)
Objective	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary	rr_ObjectivePrimaryTextBlock	The USAA Target Retirement Income Fund (the Fund) provides capital appreciation and current income consistent with its current investment allocation.
Expense	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative	rr_ExpenseNarrativeTextBlock

The tables below describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses are based on expenses incurred during the Fund’s most recently completed fiscal year.

Portfolio Turnover	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover Narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, including commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

For the most recent fiscal year, the Fund’s portfolio turnover rate was 11% of the average value of its whole portfolio.

Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund’s operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.

Strategy	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative	rr_StrategyNarrativeTextBlock

The Fund invests in a selection of USAA mutual funds (underlying USAA Funds) in a manner consistent with its current asset allocation as depicted in the lifestyle transition path. The Fund’s allocation strategy is designed for investors who are currently in, or are nearing, retirement and who are planning to start withdrawing funds for retirement immediately or within a few years. The lifestyle transition path depicts how the asset allocation strategy shifts the Fund’s assets among asset classes as the Fund becomes more conservative over time. This lifestyle transition path reflects the need for reduced investment risks and lower volatility as retirement approaches. In general, the Fund’s asset allocation strategy assumes funds will start being withdrawn for retirement purposes at age 65. The Fund should not be selected solely on the basis of an investor's age.  Because the Fund is designed for investors who are currently in, or are nearing retirement, it is not anticipated that the Fund’s target asset allocation will change. The Fund does not provide guaranteed income for retirement.

The Fund’s current target asset allocation consists of: approximately 30% of the Fund’s net assets allocated to underlying USAA Funds that invest primarily in equity securities or alternative asset classes (equity investments); approximately 60% of the Fund’s net assets allocated to underlying USAA Funds that invest primarily in fixed-income securities (fixed-income investments); and approximately 10% of the Fund’s net assets allocated to cash and underlying USAA Funds that invest primarily in ultra short term investments (cash and ultra short investments).

Although the underlying USAA Funds are categorized generally as equity, fixed-income, and cash and ultra short investments, many of these underlying USAA Funds may invest in a mix of securities of domestic and foreign issuers, investment-grade and high-yield bonds, and other securities. As a result, the target asset allocation of the Fund may differ from the actual securities held by the underlying USAA Funds. The actual asset allocation may differ from that depicted in the lifestyle transition path as the Fund reserves the right to modify the target asset allocation strategy and also to change the underlying USAA Funds’ allocations from time to time should market conditions and other circumstances warrant a change. In addition, the Fund’s portfolio will be rebalanced on a regular basis taking into account the following factors: the Fund’s allocation among the asset classes, investment style, market capitalization, transaction costs, and global diversification.

The Fund's target asset allocation of approximately 30% of the Fund’s net assets allocated to equity investments; approximately 60% of the Fund’s net assets to fixed-income investments; and 10% of the Fund’s net assets allocated to cash and ultra short investments will not change unless approved by the Fund's Board of Trustees (Board).

Risk	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative	rr_RiskNarrativeTextBlock

Any investment involves risk, and there is no assurance that the Fund’s objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund’s manager(s) may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in the Fund.

The risks of the Fund directly correspond to the risks of the underlying USAA Funds in which the Fund invests. By investing in the underlying USAA Funds, the Fund has exposure to the risk of many different areas of the market. The degree to which the risks described below apply to the Fund varies according to the Fund’s asset allocation. For instance, the more the Fund is allocated to stock funds, the greater the expected risk associated with equity securities. The Fund also is subject to asset allocation risk (i.e., the risk that allocations will not pro-duce intended results) and to management risk (i.e., the risk that the selection of underlying USAA Funds will not produce intended results).

In managing a Fund that invests in underlying USAA Funds, the Adviser may be subject to potential conflicts of interest in allocating the Fund’s assets among the various underlying USAA Funds. This is because the fees payable to it by some of the underlying USAA Funds are higher than the fees payable by other underlying USAA Funds and because the Adviser also is responsible for managing and administering the underlying USAA Funds.

The Fund may invest in underlying USAA Funds that invest in equity securities, which are subject to stock market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of a company’s operations. Equity securities tend to be more volatile than bonds. In addition, to the degree an underlying USAA Fund invests in foreign securities, there is a possibility that the value of the Fund’s investments in foreign securities will decrease because of unique risks, such as currency exchange-rate fluctuations; foreign market illiquidity; emerging market risk; increased price volatility; uncertain political conditions; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes.

The Fund may invest in underlying USAA Funds that invest in bonds. There is a risk that the market value of those bonds will fluctuate because of changes in interest rates, changes in supply and demand for fixed-income securities, or other market factors. Bond prices are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall and when interest rates fall, bond prices rise. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher interest rate risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

The Fund may invest in underlying USAA Funds that invest in fixed-income securities that are subject to credit risk, which is the possibility that a borrower of a fixed-income instrument cannot make timely interest and principal payments on its securities or that negative perceptions of the issuer’s ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor’s return. All securities varying from the highest quality to very speculative have some degree of credit risk. Securities rated below investment grade, also known as junk bonds, generally entail greater economic, credit, and liquidity risk than investment-grade securities. Their prices may be more volatile, especially during economic downturns and financial setbacks or liquidity events.

The Fund may change the allocation of its portfolio holdings on a frequent basis, which may result in high portfolio turnover. In purchasing and selling securities in order to reallocate the portfolio, the Fund will pay more in brokerage com-missions than it would without a reallocation policy. As a result, it also has less flexibility in the timing of purchases and sales of securities than it would otherwise. The Fund may have a higher proportion of capital gains and a potentially lower return than a fund that does not have a reallocation policy.

An investment in the Fund is not a deposit in USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative	rr_PerformanceNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund’s volatility and performance from year to year for each full calendar year since the Fund’s inception. The table shows how the Fund’s average annual total returns for the periods indicated compared to those of the Fund’s benchmark index and an additional broad-based securities market index with investment characteristics similar to the Fund.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information, log on to usaa.com or call (800) 531-USAA (8722) or (210) 531-8722.

Performance - Bar Chart	rr_BarChartHeading	RISK/RETURN BAR CHART Annual Returns For Periods Ended December 31
Annual Return 2009	rr_AnnualReturn2009	25.04%
Annual Return 2010	rr_AnnualReturn2010	11.65%
Annual Return 2011	rr_AnnualReturn2011	1.97%
Annual Return 2012	rr_AnnualReturn2012	9.49%
Annual Return 2013	rr_AnnualReturn2013	5.58%
Annual Return 2014	rr_AnnualReturn2014	3.36%
Year to Date Return, Label	rr_YearToDateReturnLabel	THREE-MONTH YTD TOTAL RETURN
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.30%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.57%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(50.70%)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
THREE-MONTH YTD TOTAL RETURN
1.30% (3/31/15)
BEST QUARTER*	WORST QUARTER*
12.57% 2nd Qtr. 2009	-5.07% 3rd Qtr. 2011
* Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of Fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown in the table are not relevant to you.

Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2008
Target Retirement Income Fund | Target Retirement Income Fund
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.67%
Total Annual Operating Expenses	rr_ExpensesOverAssets	0.72%	[8]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	74
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	230
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	401
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	894
Annual Return 2009	rr_AnnualReturn2009	25.04%
Annual Return 2010	rr_AnnualReturn2010	11.65%
Annual Return 2011	rr_AnnualReturn2011	1.97%
Annual Return 2012	rr_AnnualReturn2012	9.49%
Annual Return 2013	rr_AnnualReturn2013	5.58%
Annual Return 2014	rr_AnnualReturn2014	3.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2008
Target Retirement 2020 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	USAA TARGET RETIREMENT 2020 FUND (URTNX)
Objective	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary	rr_ObjectivePrimaryTextBlock	The USAA Target Retirement 2020 Fund (the Fund) provides capital appreciation and current income consistent with its current investment allocation.
Expense	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative	rr_ExpenseNarrativeTextBlock

The tables below describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses are based on expenses incurred during the Fund’s most recently completed fiscal year.

Portfolio Turnover	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover Narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, including commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

For the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its whole portfolio.

Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund’s operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.

Strategy	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative	rr_StrategyNarrativeTextBlock

The Fund invests in a selection of USAA mutual funds (underlying USAA Funds) in a manner consistent with its current asset allocation as depicted in the lifestyle transition path. The Fund’s allocation strategy is designed for investors planning to start withdrawing funds for retirement in or within a few years of the Fund’s specific target date (2020). Over time, the target asset allocation of the Fund will change according to a predetermined “lifestyle transition path.” The lifestyle transition path depicts how the asset allocation strategy shifts the Fund’s assets among asset classes as the Fund becomes more conservative over time. This lifestyle transition path reflects the need for reduced investment risks and lower volatility as retirement approaches.  In general, the Fund’s asset allocation strategy assumes funds will start being withdrawn for retirement purposes at age 65. However, the Fund should not be selected solely on the basis of an investor's age or the target date. The Fund does not provide guaranteed income for retirement.

Although the underlying USAA Funds are categorized generally as equity investments, fixed-income investments, and cash and ultra short investments, many of these underlying USAA Funds may invest in a mix of securities of domestic and foreign issuers, investment-grade and high-yield bonds, and other securities. As a result, the target asset allocation of the Fund may differ from the actual securities held by the underlying USAA Funds. In addition, the actual asset allocation may differ from that depicted in the lifestyle transition path as the Fund reserves the right to modify the target asset allocation strategy and also to change the underlying USAA Funds’ allocations from time to time should market conditions and other circumstances warrant a change. The Fund’s portfolio will be rebalanced on a regular basis taking into account the following factors: the Fund’s allocation among the asset classes, investment style, market capitalization, transaction costs, and global diversification.

It is currently anticipated that at its target date, the Fund's target asset allocation will consist of approximately 30% of the Fund’s net assets allocated to equity investments; approximately 60% of the Fund’s net assets allocated to fixed-income investments; and approximately 10% of the Fund’s net assets allocated to cash and ultra short investments. The Fund’s target asset allocation will not change after the target date has been reached unless approved by the Fund's Board.

Risk	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative	rr_RiskNarrativeTextBlock

Any investment involves risk, and there is no assurance that the Fund’s objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund’s manager(s) may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in the Fund.

The risks of the Fund directly correspond to the risks of the underlying USAA Funds in which the Fund invests. By investing in the underlying USAA Funds, the Fund has exposure to the risk of many different areas of the market. The degree to which the risks described below apply to the Fund varies according to the Fund’s asset allocation. For instance, the more the Fund is allocated to stock funds, the greater the expected risk associated with equity securities. The Fund also is subject to asset allocation risk (i.e., the risk that allocations will not produce intended results) and to management risk (i.e., the risk that the selection of underlying USAA Funds will not produce intended results).

In managing a Fund that invests in underlying USAA Funds, the Adviser may be subject to potential conflicts of interest in allocating the Fund’s assets among the various underlying USAA Funds. This is because the fees payable to it by some of the underlying USAA Funds are higher than the fees payable by other underlying USAA Funds and because the Adviser also is responsible for managing and administering the underlying USAA Funds.

The Fund may invest in underlying USAA Funds that invest in equity securities, which are subject to stock market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of a company’s operations. Equity securities tend to be more volatile than bonds. In addition, to the degree an underlying USAA Fund invests in foreign securities, there is a possibility that the value of the Fund’s investments in foreign securities will decrease because of unique risks, such as currency exchange-rate fluctuations; foreign market illiquidity; emerging market risk; increased price volatility; uncertain political conditions; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes.

The Fund may invest in underlying USAA Funds that invest in bonds. There is a risk that the market value of those bonds will fluctuate because of changes in interest rates, changes in supply and demand for fixed-income securities, or other market factors. Bond prices are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall and when interest rates fall, bond prices rise. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher interest rate risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

The Fund may invest in underlying USAA Funds that invest in fixed-income securities that are subject to credit risk, which is the possibility that a borrower of a fixed-income instrument cannot make timely interest and principal payments on its securities or that negative perceptions of the issuer’s ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor’s return. All securities varying from the highest quality to very speculative have some degree of credit risk. Securities rated below investment grade, also known as junk bonds, generally entail greater economic, credit, and liquidity risk than investment-grade securities. Their prices may be more volatile, especially during economic downturns and financial setbacks or liquidity events.

The Fund may change the allocation of its portfolio holdings on a frequent basis, which may result in high portfolio turnover. In purchasing and selling securities in order to reallocate the portfolio, the Fund will pay more in brokerage commissions than it would without a reallocation policy. As a result, it also has less flexibility in the timing of purchases and sales of securities than it would otherwise. The Fund may have a higher proportion of capital gains and a potentially lower return than a fund that does not have a reallocation policy.

An investment in the Fund is not a deposit in USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative	rr_PerformanceNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund’s volatility and performance from year to year for each full calendar year since the Fund’s inception. The table shows how the Fund’s average annual total returns for the periods indicated compared to those of the Fund’s benchmark index and an additional and an additional broad-based securities market index with investment characteristics similar to the Fund.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information, log on to usaa.com or call (800) 531-USAA (8722) or (210) 531-8722.

Performance - Bar Chart	rr_BarChartHeading	RISK/RETURN BAR CHART Annual Returns For Periods Ended December 31
Annual Return 2009	rr_AnnualReturn2009	28.12%
Annual Return 2010	rr_AnnualReturn2010	13.28%
Annual Return 2011	rr_AnnualReturn2011	0.52%
Annual Return 2012	rr_AnnualReturn2012	11.26%
Annual Return 2013	rr_AnnualReturn2013	9.16%
Annual Return 2014	rr_AnnualReturn2014	3.45%
Year to Date Return, Label	rr_YearToDateReturnLabel	THREE-MONTH YTD TOTAL RETURN
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.43%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.40%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.05%)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
THREE-MONTH YTD TOTAL RETURN
1.43% (3/31/15)
BEST QUARTER*	WORST QUARTER*
15.40% 2nd Qtr. 2009	-8.05% 3rd Qtr. 2011
* Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of Fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown in the table are not relevant to you.

Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2008
Target Retirement 2020 Fund | Target Retirement 2020 Fund
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%
Total Annual Operating Expenses	rr_ExpensesOverAssets	0.75%	[8]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	240
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	417
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	930
Annual Return 2009	rr_AnnualReturn2009	28.12%
Annual Return 2010	rr_AnnualReturn2010	13.28%
Annual Return 2011	rr_AnnualReturn2011	0.52%
Annual Return 2012	rr_AnnualReturn2012	11.26%
Annual Return 2013	rr_AnnualReturn2013	9.16%
Annual Return 2014	rr_AnnualReturn2014	3.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2008
Target Retirement 2030 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	USAA TARGET RETIREMENT 2030 FUND (URTRX)
Objective	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary	rr_ObjectivePrimaryTextBlock	The USAA Target Retirement 2030 Fund (the Fund) provides capital appreciation and current income consistent with its current investment allocation.
Expense	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative	rr_ExpenseNarrativeTextBlock

The tables below describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses are based on expenses incurred during the Fund’s most recently completed fiscal year.

Portfolio Turnover	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover Narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, including commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

For the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its whole portfolio.

Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund’s operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.

Strategy	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative	rr_StrategyNarrativeTextBlock

The Fund invests in a selection of USAA mutual funds (underlying USAA Funds) in a manner consistent with its current asset allocation as depicted in the lifestyle transition path. The Fund’s allocation strategy is designed for investors planning to start withdrawing funds for retirement in or within a few years of the Fund’s specific target date (2030). Over time, the target asset allocation of the Fund will change according to a predetermined “lifestyle transition path.” The lifestyle transition path depicts how the asset allocation strategy shifts the Fund’s assets among asset classes as the Fund becomes more conservative over time. This lifestyle transition path reflects the need for reduced investment risks and lower volatility as retirement approaches.  In general, the Fund’s asset allocation strategy assumes funds will start being withdrawn for retirement purposes at age 65. However, the Fund should not be selected solely on the basis of an investor's age or the target date. The Fund does not provide guaranteed income for retirement.

Although the underlying USAA Funds are categorized generally as equity investments, fixed-income investments, and cash and ultra short investments, many of these underlying USAA Funds may invest in a mix of securities of domestic and foreign issuers, investment-grade and high-yield bonds, and other securities. As a result, the target asset allocation of the Fund may differ from the actual securities held by the underlying USAA Funds. In addition, the actual asset allocation may differ from that depicted in the lifestyle transition path as the Fund reserves the right to modify the target asset allocation strategy and also to change the underlying USAA Funds’ allocations from time to time should market conditions and other circumstances warrant a change. The Fund’s portfolio will be rebalanced on a regular basis taking into account the following factors: the Fund’s allocation among the asset classes, investment style, market capitalization, transaction costs, and global diversification.

It is currently anticipated that at its target date, the Fund's target asset allocation will consist of approximately 30% of the Fund’s net assets allocated to equity investments; approximately 60% of the Fund’s net assets allocated to fixed-income investments; and approximately 10% of the Fund’s net assets allocated to cash and ultra short investments. The Fund’s target asset allocation will not change after the target date has been reached unless approved by the Fund's Board.

Risk	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative	rr_RiskNarrativeTextBlock

Any investment involves risk, and there is no assurance that the Fund’s objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund’s manager(s) may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in the Fund.

The risks of the Fund directly correspond to the risks of the underlying USAA Funds in which the Fund invests. By investing in the underlying USAA Funds, the Fund has exposure to the risk of many different areas of the market. The degree to which the risks described below apply to the Fund varies according to the Fund’s asset allocation. For instance, the more the Fund is allocated to stock funds, the greater the expected risk associated with equity securities. The Fund also is subject to asset allocation risk (i.e., the risk that allocations will not produce intended results) and to management risk (i.e., the risk that the selection of underlying USAA Funds will not produce intended results).

In managing a Fund that invests in underlying USAA Funds, the Adviser may be subject to potential conflicts of interest in allocating the Fund’s assets among the various underlying USAA Funds. This is because the fees payable to it by some of the underlying USAA Funds are higher than the fees payable by other underlying USAA Funds and because the Adviser also is responsible for managing and administering the underlying USAA Funds.

The Fund may invest in underlying USAA Funds that invest in equity securities, which are subject to stock market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of a company’s operations. Equity securities tend to be more volatile than bonds. In addition, to the degree an underlying USAA Fund invests in foreign securities, there is a possibility that the value of the Fund’s investments in foreign securities will decrease because of unique risks, such as currency exchange-rate fluctuations; foreign market illiquidity; emerging market risk; increased price volatility; uncertain political conditions; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes.

The Fund may invest in underlying USAA Funds that invest in bonds. There is a risk that the market value of those bonds will fluctuate because of changes in interest rates, changes in supply and demand for fixed-income securities, or other market factors. Bond prices are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall and when interest rates fall, bond prices rise. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher interest rate risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

The Fund may invest in underlying USAA Funds that invest in fixed-income securities that are subject to credit risk, which is the possibility that a borrower of a fixed-income instrument cannot make timely interest and principal payments on its securities or that negative perceptions of the issuer’s ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor’s return. All securities varying from the highest quality to very speculative have some degree of credit risk. Securities rated below investment grade, also known as junk bonds, generally entail greater economic, credit, and liquidity risk than investment-grade securities. Their prices may be more volatile, especially during economic downturns and financial setbacks or liquidity events.

The Fund may change the allocation of its portfolio holdings on a frequent basis, which may result in high portfolio turnover. In purchasing and selling securities in order to reallocate the portfolio, the Fund will pay more in brokerage commissions than it would without a reallocation policy. As a result, it also has less flexibility in the timing of purchases and sales of securities than it would otherwise. The Fund may have a higher proportion of capital gains and a potentially lower return than a fund that does not have a reallocation policy.

An investment in the Fund is not a deposit in USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative	rr_PerformanceNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund’s volatility and performance from year to year for each full calendar year since the Fund’s inception. The table shows how the Fund’s average annual total returns for the periods indicated compared to those of the Fund’s benchmark index and an additional and an additional broad-based securities market index with investment characteristics similar to the Fund.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information, log on to usaa.com or call (800) 531-USAA (8722) or (210) 531-8722.

Performance - Bar Chart	rr_BarChartHeading	RISK/RETURN BAR CHART Annual Returns For Periods Ended December 31
Annual Return 2009	rr_AnnualReturn2009	31.68%
Annual Return 2010	rr_AnnualReturn2010	15.34%
Annual Return 2011	rr_AnnualReturn2011	(1.16%)
Annual Return 2012	rr_AnnualReturn2012	13.16%
Annual Return 2013	rr_AnnualReturn2013	13.71%
Annual Return 2014	rr_AnnualReturn2014	3.43%
Year to Date Return, Label	rr_YearToDateReturnLabel	THREE-MONTH YTD TOTAL RETURN
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.69%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.37%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.49%)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
THREE-MONTH YTD TOTAL RETURN
1.69% (3/31/15)
BEST QUARTER*	WORST QUARTER*
16.37% 2nd Qtr. 2009	-11.49% 3rd Qtr. 2011

*  Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of Fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown in the table are not relevant to you.

Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2008
Target Retirement 2030 Fund | Target Retirement 2030 Fund
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.80%
Total Annual Operating Expenses	rr_ExpensesOverAssets	0.83%	[8]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	85
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	265
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	460
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,025
Annual Return 2009	rr_AnnualReturn2009	31.68%
Annual Return 2010	rr_AnnualReturn2010	15.34%
Annual Return 2011	rr_AnnualReturn2011	(1.16%)
Annual Return 2012	rr_AnnualReturn2012	13.16%
Annual Return 2013	rr_AnnualReturn2013	13.71%
Annual Return 2014	rr_AnnualReturn2014	3.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2008
Target Retirement 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	USAA TARGET RETIREMENT 2040 FUND (URFRX)
Objective	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary	rr_ObjectivePrimaryTextBlock	The USAA Target Retirement 2040 Fund (the Fund) provides capital appreciation and current income consistent with its current investment allocation.
Expense	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative	rr_ExpenseNarrativeTextBlock

The tables below describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses are based on expenses incurred during the Fund’s most recently completed fiscal year.

Portfolio Turnover	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover Narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, including commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

For the most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its whole portfolio.

Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund’s operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.

Strategy	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative	rr_StrategyNarrativeTextBlock

The Fund invests in a selection of USAA mutual funds (underlying USAA Funds) in a manner consistent with its current asset allocation as depicted in the lifestyle transition path. The Fund’s allocation strategy is designed for investors planning to start withdrawing funds for retirement in or within a few years of the Fund’s specific target date (2040). Over time, the target asset allocation of the Fund will change according to a predetermined “lifestyle transition path.” The lifestyle transition path depicts how the asset allocation strategy shifts the Fund’s assets among asset classes as the Fund becomes more conservative over time. This lifestyle transition path reflects the need for reduced investment risks and lower volatility as retirement approaches.  In general, the Fund’s asset allocation strategy assumes funds will start being withdrawn for retirement purposes at age 65. However, the Fund should not be selected solely on the basis of an investor's age or the target date. The Fund does not provide guaranteed income for retirement.

Although the underlying USAA Funds are categorized generally as equity investments, fixed-income investments, and cash ultra short investments, many of these underlying USAA Funds may invest in a mix of securities of domestic and foreign issuers, investment-grade and high-yield bonds, and other securities. As a result, the target asset allocation of the Fund may differ from the actual securities held by the underlying USAA Funds. In addition, the actual asset allocation may differ from that depicted in the lifestyle transition path as the Fund reserves the right to modify the target asset allocation strategy and also to change the underlying USAA Funds’ allocations from time to time should market conditions and other circumstances warrant a change. The Fund’s portfolio will be rebalanced on a regular basis taking into account the following factors: the Fund’s allocation among the asset classes, investment style, market capitalization, transaction costs, and global diversification.

It is currently anticipated that at its target date, the Fund's target asset allocation will consist of approximately 30% of the Fund’s net assets allocated to equity investments; approximately 60% of the Fund’s net assets allocated to fixed-income investments; and approximately 10% of the Fund’s net assets allocated to cash and ultra short investments. The Fund’s target asset allocation will not change after the target date has been reached unless approved by the Fund's Board.

Risk	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative	rr_RiskNarrativeTextBlock

Any investment involves risk, and there is no assurance that the Fund’s objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund’s manager(s) may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in the Fund.

The risks of the Fund directly correspond to the risks of the underlying USAA Funds in which the Fund invests. By investing in the underlying USAA Funds, the Fund has exposure to the risk of many different areas of the market. The degree to which the risks described below apply to the Fund varies according to the Fund’s asset allocation. For instance, the more the Fund is allocated to stock funds, the greater the expected risk associated with equity securities. The Fund also is subject to asset allocation risk (i.e., the risk that allocations will not produce intended results) and to management risk (i.e., the risk that the selection of underlying USAA Funds will not produce intended results).

In managing a Fund that invests in underlying USAA Funds, the Adviser may be subject to potential conflicts of interest in allocating the Fund’s assets among the various underlying USAA Funds. This is because the fees payable to it by some of the underlying USAA Funds are higher than the fees payable by other underlying USAA Funds and because the Adviser also is responsible for managing and administering the underlying USAA Funds.

The Fund may invest in underlying USAA Funds that invest in equity securities, which are subject to stock market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of a company’s operations. Equity securities tend to be more volatile than bonds. In addition, to the degree an underlying USAA Fund invests in foreign securities, there is a possibility that the value of the Fund’s investments in foreign securities will decrease because of unique risks, such as currency exchange-rate fluctuations; foreign market illiquidity; emerging market risk; increased price volatility; uncertain political conditions; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes.

The Fund may invest in underlying USAA Funds that invest in bonds. There is a risk that the market value of those bonds will fluctuate because of changes in interest rates, changes in supply and demand for fixed-income securities, or other market factors. Bond prices are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall and when interest rates fall, bond prices rise. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher interest rate risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

The Fund may invest in underlying USAA Funds that invest in fixed-income securities that are subject to credit risk, which is the possibility that a borrower of a fixed-income instrument cannot make timely interest and principal payments on its securities or that negative perceptions of the issuer’s ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor’s return. All securities varying from the highest quality to very speculative have some degree of credit risk. Securities rated below investment grade, also known as junk bonds, generally entail greater economic, credit, and liquidity risk than investment-grade securities. Their prices may be more volatile, especially during economic downturns and financial setbacks or liquidity events.

The Fund may change the allocation of its portfolio holdings on a frequent basis, which may result in high portfolio turnover. In purchasing and selling securities in order to reallocate the portfolio, the Fund will pay more in brokerage commissions than it would without a reallocation policy. As a result, it also has less flexibility in the timing of purchases and sales of securities than it would otherwise. The Fund may have a higher proportion of capital gains and a potentially lower return than a fund that does not have a reallocation policy.

An investment in the Fund is not a deposit in USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative	rr_PerformanceNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund’s volatility and performance from year to year for each full calendar year since the Fund’s inception. The table shows how the Fund’s average annual total returns for the periods indicated compared to those of the Fund’s benchmark index and an additional and an additional broad-based securities market index with investment characteristics similar to the Fund.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information, log on to usaa.com or call (800) 531-USAA (8722) or (210) 531-8722.

Performance - Bar Chart	rr_BarChartHeading	RISK/RETURN BAR CHART Annual Returns For Periods Ended December 31
Annual Return 2009	rr_AnnualReturn2009	32.71%
Annual Return 2010	rr_AnnualReturn2010	16.60%
Annual Return 2011	rr_AnnualReturn2011	(3.75%)
Annual Return 2012	rr_AnnualReturn2012	14.22%
Annual Return 2013	rr_AnnualReturn2013	17.37%
Annual Return 2014	rr_AnnualReturn2014	3.15%
Year to Date Return, Label	rr_YearToDateReturnLabel	THREE-MONTH YTD TOTAL RETURN
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.78%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.50%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.98%)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
THREE-MONTH YTD TOTAL RETURN
1.78% (3/31/15)
BEST QUARTER*	WORST QUARTER*
16.50% 2nd Qtr. 2009	-14.98% 3rd Qtr. 2011
* Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of Fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown in the table are not relevant to you.

Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2008
Target Retirement 2040 Fund | Target Retirement 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.85%
Total Annual Operating Expenses	rr_ExpensesOverAssets	0.88%	[8]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	90
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	281
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	488
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,084
Annual Return 2009	rr_AnnualReturn2009	32.71%
Annual Return 2010	rr_AnnualReturn2010	16.60%
Annual Return 2011	rr_AnnualReturn2011	(3.75%)
Annual Return 2012	rr_AnnualReturn2012	14.22%
Annual Return 2013	rr_AnnualReturn2013	17.37%
Annual Return 2014	rr_AnnualReturn2014	3.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2008
Target Retirement 2050 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	USAA TARGET RETIREMENT 2050 FUND (URFFX)
Objective	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary	rr_ObjectivePrimaryTextBlock	The USAA Target Retirement 2050 Fund (the Fund) provides capital appreciation and current income consistent with its current investment allocation.
Expense	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative	rr_ExpenseNarrativeTextBlock

The tables below describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses are based on expenses incurred during the Fund’s most recently completed fiscal year.

Portfolio Turnover	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover Narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, including commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

For the most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its whole portfolio.

Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund’s operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.

Strategy	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative	rr_StrategyNarrativeTextBlock

The Fund invests in a selection of USAA mutual funds (underlying USAA Funds) in a manner consistent with its current asset allocation as depicted in the lifestyle transition path. The Fund’s allocation strategy is designed for investors planning to start withdrawing funds for retirement in or within a few years of the Fund’s specific target date (2050). Over time, the target asset allocation of the Fund will change according to a predetermined “lifestyle transition path.” The lifestyle transition path depicts how the asset allocation strategy shifts the Fund’s assets among asset classes as the Fund becomes more conservative over time. This lifestyle transition path reflects the need for reduced investment risks and lower volatility as retirement approaches.  In general, the Fund’s asset allocation strategy assumes funds will start being withdrawn for retirement purposes at age 65. However, the Fund should not be selected solely on the basis of an investor's age or the target date. The Fund does not provide guaranteed income for retirement.

Although the underlying USAA Funds are categorized generally as equity investments, fixed-income investments, and cash ultra short investments, many of these underlying USAA Funds may invest in a mix of securities of domestic and foreign issuers, investment-grade and high-yield bonds, and other securities. As a result, the target asset allocation of the Fund may differ from the actual securities held by the underlying USAA Funds. In addition, the actual asset allocation may differ from that depicted in the lifestyle transition path as the Fund reserves the right to modify the target asset allocation strategy and also to change the underlying USAA Funds’ allocations from time to time should market conditions and other circumstances warrant a change. The Fund’s portfolio will be rebalanced on a regular basis taking into account the following factors: the Fund’s allocation among the asset classes, investment style, market capitalization, transaction costs, and global diversification.

It is currently anticipated that at its target date, the Fund's target asset allocation will consist of approximately 30% of the Fund’s net assets allocated to equity investments; approximately 60% of the Fund’s net assets allocated to fixed-income investments; and approximately 10% of the Fund’s net assets allocated to cash and ultra short investments. The Fund’s target asset allocation will not change after the target date has been reached unless approved by the Fund's Board.

Risk	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative	rr_RiskNarrativeTextBlock

Any investment involves risk, and there is no assurance that the Fund’s objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund’s manager(s) may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in the Fund.

The risks of the Fund directly correspond to the risks of the underlying USAA Funds in which the Fund invests. By investing in the underlying USAA Funds, the Fund has exposure to the risk of many different areas of the market. The degree to which the risks described below apply to the Fund varies according to the Fund’s asset allocation. For instance, the more the Fund is allocated to stock funds, the greater the expected risk associated with equity securities. The Fund also is subject to asset allocation risk (i.e., the risk that allocations will not produce intended results) and to management risk (i.e., the risk that the selection of underlying USAA Funds will not produce intended results).

In managing a Fund that invests in underlying USAA Funds, the Adviser may be subject to potential conflicts of interest in allocating the Fund’s assets among the various underlying USAA Funds. This is because the fees payable to it by some of the underlying USAA Funds are higher than the fees payable by other underlying USAA Funds and because the Adviser also is responsible for managing and administering the underlying USAA Funds.

The Fund may invest in underlying USAA Funds that invest in equity securities, which are subject to stock market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of a company’s operations. Equity securities tend to be more volatile than bonds.

In addition, to the degree an underlying USAA Fund invests in foreign securities, there is a possibility that the value of the Fund’s investments in foreign securities will decrease because of unique risks, such as currency exchange-rate fluctuations; foreign market illiquidity; emerging market risk; increased price volatility; uncertain political conditions; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes.

The Fund may invest in underlying USAA Funds that invest in bonds. There is a risk that the market value of those bonds will fluctuate because of changes in interest rates, changes in supply and demand for fixed-income securities, or other market factors. Bond prices are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall and when interest rates fall, bond prices rise. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher interest rate risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

The Fund may invest in underlying USAA Funds that invest in fixed-income securities that are subject to credit risk, which is the possibility that a borrower of a fixed-income instrument cannot make timely interest and principal payments on its securities or that negative perceptions of the issuer’s ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor’s return. All securities varying from the highest quality to very speculative have some degree of credit risk. Securities rated below investment grade, also known as junk bonds, generally entail greater economic, credit, and liquidity risk than investment-grade securities. Their prices may be more volatile, especially during economic downturns and financial setbacks or liquidity events.

The Fund may change the allocation of its portfolio holdings on a frequent basis, which may result in high portfolio turnover. In purchasing and selling securities in order to reallocate the portfolio, the Fund will pay more in brokerage commissions than it would without a reallocation policy. As a result, it also has less flexibility in the timing of purchases and sales of securities than it would otherwise. The Fund may have a higher proportion of capital gains and a potentially lower return than a fund that does not have a reallocation policy.

An investment in the Fund is not a deposit in USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative	rr_PerformanceNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund’s volatility and performance from year to year for each full calendar year since the Fund’s inception. The table shows how the Fund’s average annual total returns for the periods indicated compared to those of the Fund’s benchmark index and an additional and an additional broad-based securities market index with investment characteristics similar to the Fund.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information, log on to usaa.com or call (800) 531-USAA (8722) or (210) 531-8722.

Performance - Bar Chart	rr_BarChartHeading	RISK/RETURN BAR CHART Annual Returns For Periods Ended December 31
Annual Return 2009	rr_AnnualReturn2009	31.68%
Annual Return 2010	rr_AnnualReturn2010	16.70%
Annual Return 2011	rr_AnnualReturn2011	(5.27%)
Annual Return 2012	rr_AnnualReturn2012	14.97%
Annual Return 2013	rr_AnnualReturn2013	18.81%
Annual Return 2014	rr_AnnualReturn2014	3.02%
Year to Date Return, Label	rr_YearToDateReturnLabel	THREE-MONTH YTD TOTAL RETURN
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.87%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.33%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.67%)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
THREE-MONTH YTD TOTAL RETURN
1.87% (3/31/15)
BEST QUARTER*	WORST QUARTER*
17.33% 3rd Qtr. 2009	-16.67% 3rd Qtr. 2011
* Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of Fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown in the table are not relevant to you.

Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2008
Target Retirement 2050 Fund | Target Retirement 2050 Fund
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.88%
Total Annual Operating Expenses	rr_ExpensesOverAssets	0.92%	[8]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	94
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	293
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	509
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,131
Annual Return 2009	rr_AnnualReturn2009	31.68%
Annual Return 2010	rr_AnnualReturn2010	16.70%
Annual Return 2011	rr_AnnualReturn2011	(5.27%)
Annual Return 2012	rr_AnnualReturn2012	14.97%
Annual Return 2013	rr_AnnualReturn2013	18.81%
Annual Return 2014	rr_AnnualReturn2014	3.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2008
Target Retirement 2060 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	USAA TARGET RETIREMENT 2060 FUND (URSIX)
Objective	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary	rr_ObjectivePrimaryTextBlock	The USAA Target Retirement 2060 Fund (the Fund) provides capital appreciation and current income consistent with its current investment allocation.
Expense	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative	rr_ExpenseNarrativeTextBlock

The tables below describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses are based on expenses incurred during the Fund’s most recently completed fiscal year.

Portfolio Turnover	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover Narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, including commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

For the most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its whole portfolio.

Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund’s operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation arrangement for the Fund is not continued beyond one year.

Strategy	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative	rr_StrategyNarrativeTextBlock

The Fund invests in a selection of USAA mutual funds (underlying USAA Funds) in a manner consistent with its current asset allocation as depicted in the lifestyle transition path. The Fund’s allocation strategy is designed for investors planning to start withdrawing funds for retirement in or within a few years of the Fund’s specific target date (2060). Over time, the target asset allocation of the Fund will change according to a predetermined “lifestyle transition path.” The lifestyle transition path depicts how the asset allocation strategy shifts the Fund’s assets among asset classes as the Fund becomes more conservative over time. This lifestyle transition path reflects the need for reduced investment risks and lower volatility as retirement approaches.  In general, the Fund’s asset allocation strategy assumes funds will start being withdrawn for retirement purposes at age 65. However, the Fund should not be selected solely on the basis of an investor's age or the target date. The Fund does not provide guaranteed income for retirement.

Although the underlying USAA Funds are categorized generally as equity investments, fixed-income investments, and cash and ultra short investments, many of these underlying USAA Funds may invest in a mix of securities of domestic and foreign issuers, investment-grade and high-yield bonds, and other securities.  As a result, the target asset allocation of the Fund may differ from the actual securities held by the underlying USAA Funds. In addition, the actual asset allocation may differ from that depicted in the lifestyle transition path as the Fund reserves the right to modify the target asset allocation strategy and also to change the underlying USAA Funds’ allocations from time to time should market conditions and other circumstances warrant a change. The Fund’s portfolio will be rebalanced on a regular basis taking into account the following factors: the Fund’s allocation among the asset classes, investment style, market capitalization, transaction costs, and global diversification.

It is currently anticipated that at its target date, the Fund's target asset allocation will consist of approximately 30% of the Fund’s net assets allocated to equity investments; approximately 60% of the Fund’s net assets allocated to fixed-income investments; and approximately 10% of the Fund’s net assets allocated to cash and ultra short investments. The Fund’s target asset allocation will not change after the target date has been reached unless approved by the Fund's Board.

Risk	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative	rr_RiskNarrativeTextBlock

Any investment involves risk, and there is no assurance that the Fund’s objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund’s manager(s) may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in the Fund.

The risks of the Fund directly correspond to the risks of the underlying USAA Funds in which the Fund invests. By investing in the underlying USAA Funds, the Fund has exposure to the risk of many different areas of the market. The degree to which the risks described below apply to the Fund varies according to the Fund’s asset allocation. For instance, the more the Fund is allocated to stock funds, the greater the expected risk associated with equity securities. The Fund also is subject to asset allocation risk (i.e., the risk that allocations will not produce intended results) and to management risk (i.e., the risk that the selection of underlying USAA Funds will not produce intended results).

In managing a Fund that invests in underlying USAA Funds, the Adviser may be subject to potential conflicts of interest in allocating the Fund’s assets among the various underlying USAA Funds because the fees payable to it by some of the underlying USAA Funds are higher than the fees payable by other underlying USAA Funds and because the Adviser also is responsible for managing and administering the underlying USAA Funds.

The Fund may invest in underlying USAA Funds that invest in equity securities, which are subject to stock market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of a company’s operations. Equity securities tend to be more volatile than bonds. In addition, to the degree an underlying USAA Fund invests in foreign securities, there is a possibility that the value of the Fund’s investments in foreign securities will decrease because of unique risks, such as currency exchange-rate fluctuations; foreign market illiquidity; emerging market risk; increased price volatility; uncertain political conditions; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes.

The Fund may invest in underlying USAA Funds that invest in bonds. There is a risk that the market value of those bonds will fluctuate because of changes in interest rates, changes in supply and demand for fixed-income securities, or other market factors. Bond prices are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall and when interest rates fall, bond prices rise. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher interest rate risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

The Fund may invest in underlying USAA Funds that invest in fixed-income securities that are subject to credit risk, which is the possibility that a borrower of a fixed-income instrument cannot make timely interest and principal payments on its securities or that negative perceptions of the issuer’s ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor’s return. All securities varying from the highest quality to very speculative have some degree of credit risk. Securities rated below investment grade, also known as junk bonds, generally entail greater economic, credit, and liquidity risk than investment-grade securities. Their prices may be more volatile, especially during economic downturns and financial setbacks or liquidity events.

The Fund may change the allocation of its portfolio holdings on a frequent basis, which may result in high portfolio turnover. In purchasing and selling securities in order to reallocate the portfolio, the Fund will pay more in brokerage commissions than it would without a reallocation policy. As a result, it also has less flexibility in the timing of purchases and sales of securities than it would otherwise. The Fund may have a higher proportion of capital gains and a potentially lower return than a fund that does not have a reallocation policy.

An investment in the Fund is not a deposit in USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative	rr_PerformanceNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund’s performance for one full calendar year since the Fund’s inception. The table shows how the Fund’s average annual total returns for the periods indicated compared to those of the Fund’s benchmark index and an additional and an additional broad-based securities market index with investment characteristics similar to the Fund.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information, log on to usaa.com or call (800) 531-USAA (8722) or (210) 531-8722.

Performance - Bar Chart	rr_BarChartHeading	RISK/RETURN BAR CHART Annual Returns For Periods Ended December 31
Annual Return 2014	rr_AnnualReturn2014	2.91%
Year to Date Return, Label	rr_YearToDateReturnLabel	THREE-MONTH YTD TOTAL RETURN
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.92%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.11%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.25%)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
THREE-MONTH YTD TOTAL RETURN
1.92% (3/31/15)
BEST QUARTER*	WORST QUARTER*
4.11% 2nd Qtr. 2014	-3.25% 3rd Qtr. 2014
* Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of Fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown in the table are not relevant to you.

Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 12, 2013
Target Retirement 2060 Fund | Target Retirement 2060 Fund
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.78%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.80%
Total Annual Operating Expenses	rr_ExpensesOverAssets	1.58%	[10]
Reimbursement from Adviser	rr_FeeWaiverOrReimbursementOverAssets	(0.68%)
Total Annual Operating Expenses After Reimbursement	rr_NetExpensesOverAssets	0.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	10
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	353
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	720
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,752
Annual Return 2014	rr_AnnualReturn2014	2.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 12, 2013
Global Managed Volatility Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	USAA GLOBAL MANAGED VOLATILITY FUND - Fund Shares/UGMVX ■ Institutional Shares/UGOFX
Objective	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary	rr_ObjectivePrimaryTextBlock	The USAA Global Managed Volatility Fund (the Fund) seeks to attain long-term capital appreciation while attempting to reduce volatility during unfavorable market conditions.
Expense	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative	rr_ExpenseNarrativeTextBlock

The tables below describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses are based on expenses incurred during the Fund’s most recently completed fiscal year.

Portfolio Turnover	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover Narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, including commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

For the most recent fiscal year the Fund’s portfolio turnover rate was 147% of the average value of its whole portfolio.

Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund’s operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation arrangement for the Fund Shares is not continued beyond one year.

Strategy	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative	rr_StrategyNarrativeTextBlock

The Fund employs several strategies across multiple asset classes in seeking to achieve its objective. The Fund’s principal strategy is to combine a portfolio of domestic and foreign equity and debt securities with the use of alternative investment strategies to provide growth with greater downside risk controls. The Fund may invest in multiple asset classes including U.S. stocks, non-U.S. stocks in developed and emerging markets, and fixed-income securities. The Fund will move its allocation between these asset classes to take advantage of opportunities and to manage risk. The Fund may engage in active and frequent trading when it reallocates between asset classes. Diversification in the Fund’s portfolio is designed to reduce volatility in the Fund’s returns over a range of market environments.

The Fund intends to primarily invest in stocks and exchange-traded funds (ETFs) that invest primarily in stocks and may at times be fully invested in ETFs. However, there are times when bond markets will provide opportunities for what the Adviser believes to be stock-like returns with equal or less market risk. These bond market opportunities (including opportunities in the high-yield bond markets) will be considered along with stocks and ETFs in seeking to enhance the performance of the Fund.

In an attempt to reduce the Fund’s volatility over time, the Fund may implement an option-based risk-management strategy. This strategy involves purchasing and selling options on component indices or corresponding ETFs. This option strategy may not fully protect the Fund against declines in the value of its portfolio, and the Fund could experience a loss. The combination of the diversified stock portfolio with the index call and put options is designed to provide the Fund with fairly consistent returns over a wide range of equity market environments.

Risk	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative	rr_RiskNarrativeTextBlock

Any investment involves risk, and there is no assurance that the Fund’s objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund’s manager(s) may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in the Fund.

The equity securities in the Fund’s portfolio are subject to stock market risk. A company’s stock price in general may decline over short or even extended periods, regardless of the success or failure of a company’s operations. Equity securities tend to be more volatile than bonds. In addition, to the degree the Fund invests in foreign securities, there is a risk that the value of the Fund's investments in foreign securities will decrease because of unique risks, such as currency exchange-rate fluctuations; foreign market illiquidity; emerging market risk; increased price volatility; uncertain political conditions; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes.

ETFs, which generally are registered investment companies, incur their own management and other fees and expenses, such as trustees’ fees, operating expenses, registration fees, and marketing expenses, a proportionate share of which would be borne by the Fund. As a result, an investment by the Fund in an ETF could cause the Fund’s operating expenses to be higher and, in turn, performance to be lower than if it were to invest directly in the securities underlying the ETF. In addition, the Fund will be indirectly exposed to all of the risks of securities held by the ETFs.

The fixed-income securities in the Fund's portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-income instrument will fail to make timely interest and principal payments on its securities or that negative perceptions of the issuer’s ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor’s return. All securities varying from the highest quality to very speculative have some degree of credit risk. Securities rated below investment grade, also known as junk bonds, generally entail greater economic, credit, and liquidity risk than investment-grade securities. Their prices may be more volatile, especially during economic downturns and financial setbacks or liquidity events.

The Fund is subject to the risk that the market value of the bonds in the Fund’s portfolio will fluctuate because of changes in interest rates, changes in supply and demand for fixed-income securities, or other market factors. Bond prices are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall and when interest rates fall, bond prices rise. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher interest rate risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

The Fund may invest in futures and options and other types of derivatives. Risks associated with derivatives include the risk that the derivative is not well-correlated with the security, index, or currency to which it relates; the risk that derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk of interest rate movements; and the risk that the derivatives transaction could expose the Fund to the effects of leverage, which could increase the Fund’s exposure to the market and magnify potential losses. There is no guarantee that derivatives activities will be employed or that they will work, and their use could reduce potential returns or even cause losses to the Fund.

The Fund could experience a loss in the options portion of the portfolio, particularly during periods when market values are increasing but market volatility is high. When it sells index or corresponding ETF call options, the Fund receives cash but limits its opportunity to profit from an increase in the market value of its stock portfolio. When the Fund purchases index or corresponding ETF put options, it risks the loss of the cash paid for the options. At times, the Fund may not own put options, which increases exposure to a market decline. When the Fund simultaneously sells index put options to fund the purchases, resulting in an index put spread, the Fund has increased exposure to further market decline when it falls below the strike of the short index put option.

Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.

The risk of investing in the types of securities whose market is generally less liquid than the market for higher-quality securities is referred to as market illiquidity. The market for lower-quality issues is generally less liquid than the market for higher-quality issues. Therefore, large purchases or sales could cause sudden and significant price changes in these securities. Many lower-quality issues do not trade frequently; however, when they do trade, the price may be substantially higher or lower than expected.

To implement the Fund's principal investment strategies, the Fund's securities may need to be actively and frequently traded. In purchasing and selling securities in order to rebalance its portfolio, the Fund will pay more in brokerage commissions than it would if it did not reallocate assets among the asset classes from time to time. As a result of the need to rebalance, the Fund also has less flexibility in the timing of purchases and sales of securities than it would otherwise. While we will attempt to minimize any adverse impact to the Fund or its shareholders, the Fund may have a higher proportion of realized capital gains which would be taxable to shareholders when distributed to them and a potentially lower return than a fund that does not reallocate from time to time.

An investment in the Fund is not a deposit in USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative	rr_PerformanceNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The Fund has two classes of shares: Fund Shares and Institutional Shares. The bar chart provides some indication of the risks of investing in the Fund and illustrates the Institutional Shares’ volatility and performance from year to year for each full calendar year since the Fund’s inception. The table shows how the Institutional Shares’ average annual total returns for the periods indicated compared to those of the Fund’s benchmark index and an additional broad-based securities market index with investment characteristics similar to the Fund.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information, log on to usaa.com or call (800) 531-USAA (8722) or (210) 531-8722.

Performance - Bar Chart	rr_BarChartHeading	RISK/RETURN BAR CHART Annual Returns For Periods Ended December 31
Annual Return 2009	rr_AnnualReturn2009	18.90%
Annual Return 2010	rr_AnnualReturn2010	2.37%
Annual Return 2011	rr_AnnualReturn2011	(3.40%)
Annual Return 2012	rr_AnnualReturn2012	10.02%
Annual Return 2013	rr_AnnualReturn2013	12.17%
Annual Return 2014	rr_AnnualReturn2014	(1.39%)
Year to Date Return, Label	rr_YearToDateReturnLabel	THREE-MONTH YTD TOTAL RETURN
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.20%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.59%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.40%)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
THREE-MONTH YTD TOTAL RETURN
2.20% (3/31/15)
BEST QUARTER*	WORST QUARTER*
13.59% 2nd Qtr. 2009	-11.40% 3rd Qtr. 2011
* Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown in the table are not relevant to you. Please note that after-tax returns are shown only for the Institutional Shares and may differ for the Fund Shares.

Global Managed Volatility Fund | Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.65%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.23%
Total Annual Operating Expenses	rr_ExpensesOverAssets	1.48%	[7]
Reimbursement from Adviser	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[13]
Total Annual Operating Expenses After Reimbursement	rr_NetExpensesOverAssets	1.13%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	411
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	753
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,719
Annual Return 2009	rr_AnnualReturn2009	18.90%
Annual Return 2010	rr_AnnualReturn2010	2.37%
Annual Return 2011	rr_AnnualReturn2011	(3.40%)
Annual Return 2012	rr_AnnualReturn2012	10.02%
Annual Return 2013	rr_AnnualReturn2013	12.17%
Annual Return 2014	rr_AnnualReturn2014	(1.39%)
Global Managed Volatility Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.23%
Total Annual Operating Expenses	rr_ExpensesOverAssets	1.10%	[7]
Reimbursement from Adviser	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[13]
Total Annual Operating Expenses After Reimbursement	rr_NetExpensesOverAssets	1.03%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	82
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	320
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	577
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,313
Real Return Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	USAA REAL RETURN FUND - Fund Shares/USRRX ■ Institutional Shares/UIRRX
Objective	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary	rr_ObjectivePrimaryTextBlock	The USAA Real Return Fund (the Fund) seeks a total return that exceeds the rate of inflation over an economic cycle.
Expense	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative	rr_ExpenseNarrativeTextBlock

The tables below describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses are based on expenses incurred during the Fund’s most recently completed fiscal year.

Portfolio Turnover	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover Narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, including commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

For the most recent fiscal period, the Fund’s portfolio turnover rate was 24% of the average value of its whole portfolio.

Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund’s operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.

Strategy	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative	rr_StrategyNarrativeTextBlock

The Fund’s principal investment strategy is to invest its assets principally in a portfolio of investments that the Adviser believes will have a total return that exceeds the rate of inflation over an economic cycle. In pursuing its investment objective, the Fund will allocate its assets under normal market conditions among the following asset classes: (1) inflation-linked securities, including U.S. Treasury inflation-protected securities (TIPS), non-U.S. dollar inflation-linked securities, and inflation-linked corporate and municipal securities; (2) fixed-income securities, including bank loans, floating-rate notes, short-duration bonds, investment-grade securities, high-yield bonds (also known as "junk" bonds), and non-U.S. dollar instruments, including foreign currencies; (3) equity securities, including real estate investment trusts (REITs) and exchange-traded funds (ETFs), including those that the Adviser believes have a high correlation to measures of inflation; and (4) commodity-linked instruments, such as commodity ETFs, commodity-linked notes, and other investment companies that concentrate their investments in commodity-linked instruments and to a limited extent, certain types of derivative instruments. In allocating the Fund’s assets, the Adviser may invest all or a substantial portion of the Fund’s assets in one or a limited number of these asset classes. In addition, the allocation of the Fund’s assets among these classes may vary substantially from time to time.

Risk	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative	rr_RiskNarrativeTextBlock

Any investment involves risk, and there is no assurance that the Fund’s objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund’s manager(s) may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in the Fund.

The Fund is nondiversified, which means that it may invest a greater percentage of its assets in a single issuer, such as a single stock or bond. Because a relatively high percentage of the Fund’s total assets may be invested in the securities of a single issuer or a limited number of issuers, the securities of the Fund may be more sensitive to changes in the market value of a single issuer, a limited number of issuers, or large companies generally. Such a focused investment strategy may increase the volatility of the Fund’s investment results, because this Fund may be more susceptible to risks associated with a single issuer or economic, political, or regulatory event than a diversified fund.

The equity securities in the Fund’s portfolio are subject to stock market risk. A company’s stock price in general may decline over short or even extended periods, regardless of the success or failure of a company’s operations. Equity securities tend to be more volatile than bonds. In addition, to the degree the Fund invests in foreign securities, there is a risk that the value of the Fund's investments in foreign securities will decrease because of unique risks, such as currency exchange-rate fluctuations; foreign market illiquidity; emerging market risk; increased price volatility; uncertain political conditions; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes.

The fixed-income securities in the Fund’s portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-income instrument will fail to make timely interest and principal payments on its securities or that negative perceptions of the issuer’s ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor’s return. All securities varying from the highest quality to very speculative have some degree of credit risk. Securities rated below investment grade, also known as “junk” bonds, generally entail greater economic, credit, and liquidity risk than investment-grade securities. Their prices may be more volatile, especially during economic downturns and financial setbacks or liquidity events.

The Fund is subject to the risk that the market value of the bonds in the Fund’s portfolio will fluctuate because of changes in interest rates, changes in supply and demand for fixed-income securities, or other market factors. Bond prices are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall and when interest rates fall, bond prices rise. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater its sensitivity to interest rates. To compensate investors for this higher interest rate risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

The ability of an issuer of a debt security to repay principal prior to a security’s maturity can cause greater price volatility if interest rates change.

The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

A floating rate loan may not be fully collateralized, which may cause the floating rate loan to decline significantly in value. Floating rate loans generally are subject to legal or contractual restrictions on resale. Floating rate loans sometimes trade infrequently in the secondary market. As a result, valuing a floating rate loan can be more difficult and buying and selling a floating rate loan at an acceptable price can be more difficult or delayed. Difficulty in selling a floating rate loan can result in a loss.

Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures and their value may be affected by the performance of the overall commodities markets as well as weather, tax, and other regulatory developments. As a result, returns of commodity-linked investments may deviate significantly from the return of the underlying commodity, instruments, or measures.

The Fund may invest in futures and options and other types of derivatives. Risks associated with derivatives include the risk that the derivative is not well-correlated with the security, index, or currency to which it relates; the risk that derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk of interest rate movements; and the risk that the derivatives transaction could expose the Fund to the effects of leverage, which could increase the Fund’s exposure to the market and magnify potential losses. There is no guarantee that derivatives activities will be employed or that they will work, and their use could reduce potential returns or even cause losses to the Fund.

Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.

Changes in real estate values or economic downturns can have a significant negative effect on issuers in the real estate industry, for example REITs.

ETFs, which generally are registered investment companies, incur their own management and other fees and expenses, such as trustees’ fees, operating expenses, registration fees, and marketing expenses, a proportionate share of which would be borne by the Fund. As a result, an investment by the Fund in an ETF could cause the Fund’s operating expenses to be higher and, in turn, per-formance to be lower than if it were to invest directly in the securities under-lying the ETF. In addition, the Fund will be indirectly exposed to all of the risk of securities held by the ETFs.

The Fund is subject to legislative risk, which is the risk that new government policies in the future may affect the value of the investments held by the Fund in ways we cannot anticipate and that such policies will have an adverse impact on the value of the Fund’s investments and the Fund’s net asset value.

The risk of investing in the types of securities whose market is generally less liquid than the market for higher-quality securities is referred to as market illiquidity. The market for lower-quality issues generally is less liquid than the market for higher-quality issues. Therefore, large purchases or sales could cause sudden and significant price changes in these securities. Many lower-quality issues do not trade frequently; however, when they do trade, the price may be substantially higher or lower than expected.

An investment in the Fund is not a deposit in USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative	rr_PerformanceNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The Fund has two classes of shares: Fund Shares and Institutional Shares. The bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund Shares' volatility and performance from year to year for each full calendar year since the Fund’s inception. The table shows average annual total returns of the share classes for the periods indicated compared to those of the Fund’s benchmark index.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future.  For the most current price, total return, and yield information, log on to usaa.com or call (800) 531-USAA (8722) or (210) 531-8722.

Performance - Bar Chart	rr_BarChartHeading	RISK/RETURN BAR CHART Annual Returns For Periods Ended December 31
Annual Return 2011	rr_AnnualReturn2011	2.08%
Annual Return 2012	rr_AnnualReturn2012	11.13%
Annual Return 2013	rr_AnnualReturn2013	(0.44%)
Annual Return 2014	rr_AnnualReturn2014	0.27%
Year to Date Return, Label	rr_YearToDateReturnLabel	THREE-MONTH YTD TOTAL RETURN
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.50%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.93%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.25%)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
THREE-MONTH YTD TOTAL RETURN
-0.50% (3/31/15)
BEST QUARTER*	WORST QUARTER*
4.93% 3rd Qtr. 2012	-5.25% 3rd Qtr. 2011
* Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of Fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown in the table are not relevant to you. Please note that after-tax returns are shown only for the Fund Shares and may differ for the Institutional Share class.

Real Return Fund | Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.49%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.16%
Total Annual Operating Expenses	rr_ExpensesOverAssets	1.15%	[9]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	117
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	365
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	633
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,398
Annual Return 2011	rr_AnnualReturn2011	2.08%
Annual Return 2012	rr_AnnualReturn2012	11.13%
Annual Return 2013	rr_AnnualReturn2013	(0.44%)
Annual Return 2014	rr_AnnualReturn2014	0.27%
Real Return Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.16%
Total Annual Operating Expenses	rr_ExpensesOverAssets	0.96%	[9]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	98
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	306
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	531
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,178
Ultra Short-Term Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	USAA ULTRA SHORT-TERM BOND FUND - Fund Shares/UUSTX ■ Institutional Shares/UUSIX
Objective	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary	rr_ObjectivePrimaryTextBlock	The USAA Ultra Short-Term Bond Fund (the Fund) seeks to provide high current income consistent with preservation of principal.
Expense	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative	rr_ExpenseNarrativeTextBlock

The tables below describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses are based on expenses incurred during the Fund’s most recently completed fiscal year.

Portfolio Turnover	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover Narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, including commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

For the most recent fiscal year, the Fund’s portfolio turnover rate was 31% of the average value of its whole portfolio.

Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund’s operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.
Strategy	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative	rr_StrategyNarrativeTextBlock

The Fund’s principal investment strategy is normally to invest at least 80% of the Fund’s assets in investment-grade debt securities that have a dollar-weighted average portfolio maturity of 18 months (one and a half years) or less. These securities will consist primarily of U.S. dollar-denominated debt securities that may include, but are not limited to, obligations of U.S., state, and local governments, their agencies and instrumentalities; mortgage- and asset-backed securities; corporate debt securities; repurchase agreements; and other securities believed to have debt-like characteristics, including synthetic securities. This 80% policy may be changed upon at least 60 days’ written notice to shareholders.

Risk	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative	rr_RiskNarrativeTextBlock

Any investment involves risk, and there is no assurance that the Fund’s objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund’s manager(s) may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in the Fund.

The fixed-income securities in the Fund's portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-income instrument will fail to make timely interest and principal payments on its securities or that negative perceptions of the issuer’s ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor’s return. All securities varying from the highest quality to very speculative have some degree of credit risk. Securities rated below investment grade, also known as “junk” bonds, generally entail greater economic, credit, and liquidity risk than investment-grade securities. Their prices may be more volatile, especially during economic downturns and financial setbacks or liquidity events.

The Fund is subject to the risk that the market value of the bonds in the Fund’s portfolio will fluctuate because of changes in interest rates, changes in supply and demand for fixed-income securities, or other market factors. Bond prices are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall and when interest rates fall, bond prices rise. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher interest rate risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

The ability of an issuer of a debt security to repay principal prior to a security’s maturity can cause greater price volatility if interest rates change.

The Fund is subject to legislative risk, which is the risk that new government policies in the future may affect the value of the investments held by the Fund in ways we cannot anticipate and that such policies will have an adverse impact on the value of the Fund’s investments and the Fund’s net asset value.

The risk of investing in the types of securities whose market is generally less liquid than the market for higher-quality securities is referred to as market illiquidity. The market for lower-quality issues is generally less liquid than the market for higher-quality issues. Therefore, large purchases or sales could cause sudden and significant price changes in these securities. Many lower-quality issues do not trade frequently; however, when they do trade, the price may be substantially higher or lower than expected.

An investment in the Fund is not a deposit in USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative	rr_PerformanceNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The Fund has two classes of shares: Fund Shares and Institutional Shares. The bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund Shares' volatility and performance from year to year for each full calendar year since the Fund’s inception. The table shows average annual total returns of the share classes for the periods indicated compared to those of the Fund’s benchmark index and an additional index of funds with similar investment objectives.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future.  For the most current price, total return, and yield information, log on to usaa.com or call (800) 531-USAA (8722) or (210) 531-8722.

Performance - Bar Chart	rr_BarChartHeading	RISK/RETURN BAR CHART Annual Returns For Periods Ended December 31
Annual Return 2011	rr_AnnualReturn2011	1.60%
Annual Return 2012	rr_AnnualReturn2012	3.13%
Annual Return 2013	rr_AnnualReturn2013	1.33%
Annual Return 2014	rr_AnnualReturn2014	0.95%
Year to Date Return, Label	rr_YearToDateReturnLabel	THREE-MONTH YTD TOTAL RETURN
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.53%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.01%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.23%)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
THREE-MONTH YTD TOTAL RETURN
0.53% (3/31/15)
BEST QUARTER*	WORST QUARTER*
1.01% 1st Qtr. 2012	-0.23% 2nd Qtr. 2013
* Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of Fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown in the table are not relevant to you. Please note that after-tax returns are shown only for the Fund Shares and may differ for the Institutional Share class.

Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 18, 2010
Ultra Short-Term Bond Fund | Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	0.28%	[4]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Operating Expenses	rr_ExpensesOverAssets	0.58%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	59
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	186
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	324
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	726
Annual Return 2011	rr_AnnualReturn2011	1.60%
Annual Return 2012	rr_AnnualReturn2012	3.13%
Annual Return 2013	rr_AnnualReturn2013	1.33%
Annual Return 2014	rr_AnnualReturn2014	0.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 18, 2010
Ultra Short-Term Bond Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	0.26%	[4]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Operating Expenses	rr_ExpensesOverAssets	0.53%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	54
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	170
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	296
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	665
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 18, 2010
Flexible Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	USAA FLEXIBLE INCOME FUND - Fund Shares/USFIX ■ Institutional Shares/UIFIX ■ Adviser Shares/UAFIX
Objective	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary	rr_ObjectivePrimaryTextBlock	The USAA Flexible Income Fund (the Fund) seeks total return through a combination of income and capital appreciation.
Expense	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative	rr_ExpenseNarrativeTextBlock

The tables below describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses are based on expenses incurred during the Fund’s most recently completed fiscal year.

Portfolio Turnover	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover Narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, including commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

For the most recent fiscal year, the Fund’s portfolio turnover rate was 90% of the average value of its whole portfolio.

Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund’s operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation arrangement for the Institutional Shares and Adviser Shares is not continued beyond one year.

Strategy	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund will invest in income-producing securities that carry the most attractive opportunity for total return, regardless of maturity or credit rating.  The Fund may invest to a significant extent in investment-grade U.S. bonds, high-yield bonds (commonly referred to as “junk” bonds), bank loans, non-dollar-denominated bonds, and equity securities. In addition, the Fund may invest up to 40% of its assets in foreign non-dollar-denominated securities traded outside the United States, and may invest without limitation in dollar-denominated securities of foreign issuers.  Investments in the securities of foreign issuers may include securities issued in emerging markets as well as securities issued in established markets.  The Fund also may use various techniques, including, among others, entering into derivatives transactions (such as futures and options), currency exchange contracts, and swap agreements, to increase or decrease its exposure to changing security prices, interest rates, commodity prices, or other factors that affect security values.

For the purposes of this Fund, “bonds” may include corporate debt securities, obligations of U.S., state, and local governments, their agencies and instrumentalities, and mortgage- and asset-backed securities.  For the purposes of this Fund, “equity securities” may include common stock (which represents an ownership interest in a corporation), preferred stock, trust or limited partnership interests, rights and warrants to subscribe to or purchase such securities, sponsored or unsponsored American depositary receipts (ADRs), European depositary receives (EDRs), global depositary receipts (GDRs), exchange-traded funds (ETFs), and convertible securities.

Risk	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative	rr_RiskNarrativeTextBlock

Any investment involves risk, and there is no assurance that the Fund’s objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund’s manager(s) may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in the Fund.

The equity securities in the Fund’s portfolio are subject to stock market risk. A company’s stock price in general may decline over short or even extended periods, regardless of the success or failure of a company’s operations. Equity securities tend to be more volatile than bonds. In addition, to the degree the Fund invests in foreign securities, there is a risk that the value of the Fund's investments in foreign securities will decrease because of unique risks, such as currency exchange-rate fluctuations; foreign market illiquidity; emerging market risk; increased price volatility; uncertain political conditions; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes.

The fixed-income securities in the Fund’s portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-income instrument will fail to make timely interest and principal payments on its securities or that negative perceptions of the issuer’s ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor’s return. All securities varying from the highest quality to very speculative have some degree of credit risk. Securities rated below investment grade, also known as junk bonds, generally entail greater economic, credit, and liquidity risk than investment-grade securities. Their prices may be more volatile, especially during economic downturns and financial setbacks or liquidity events.

The Fund is subject to the risk that the market value of the bonds in the Fund’s portfolio will fluctuate because of changes in interest rates, changes in supply and demand for fixed-income securities, or other market factors. Bond prices are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall and when interest rates fall, bond prices rise. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher interest rate risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

The ability of an issuer of a debt security to repay principal prior to a security’s maturity can cause greater price volatility if interest rates change.

The Fund may invest in futures and options and other types of derivatives. Risks associated with derivatives include the risk that the derivative is not well-correlated with the security, index, or currency to which it relates; the risk that derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk of interest rate movements; and the risk that the derivatives transaction could expose the Fund to the effects of leverage, which could increase the Fund’s exposure to the market and magnify potential losses. There is no guarantee that derivatives activities will be employed or that they will work, and their use could reduce potential returns or even cause losses to the Fund.

The Fund is subject to legislative risk, which is the risk that new government policies in the future may affect the value of the investments held by the Fund in ways we cannot anticipate and that such policies will have an adverse impact on the value of the Fund’s investments and the Fund’s net asset value.

The risk of investing in the types of securities whose market is generally less liquid than the market for higher-quality securities is referred to as market illiquidity. The market for lower-quality issues is generally less liquid than the market for higher-quality issues. Therefore, large purchases or sales could cause sudden and significant price changes in these securities. Many lower-quality issues do not trade frequently; however, when they do trade, the price may be substantially higher or lower than expected.

Mortgage-backed securities pay regularly scheduled payments of principal along with interest payments. In addition, mortgagors have the option of paying off their mortgages without penalty at any time. For example, when a mortgaged property is sold, the old mortgage is usually prepaid. Also, when mortgage interest rates fall, the mortgagor may refinance the mortgage and prepay the old mortgage. A home owner’s default on the mortgage may also cause a prepayment of the mortgage. This unpredictability of the mortgage’s cash flow is called prepayment risk. For the investor, prepayment risk usually means that principal is received at the least opportune time. For example, when interest rates fall, home owners will find it advantageous to refinance their mortgages and prepay principal. In this case, the investor is forced to reinvest the principal at the current, lower rates. On the other hand, when interest rates rise, home owners will generally not refinance their mortgages and prepayments will fall. This causes the average life of the mortgage to extend and be more sensitive to interest rates. In addition, the amount of principal the investor has to invest in these higher interest rates is reduced.

An investment in the Fund is not a deposit in USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative	rr_PerformanceNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The Fund has three classes of shares: Fund Shares, Institutional Shares, and Adviser Shares. The bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund Shares' volatility and performance for one full calendar year since the Fund’s inception. The table shows how the average annual total returns of the share classes for the periods indicated compared to those of the Fund's benchmark index.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information, log on to usaa.com or call (800) 531-USAA (8722) or (210) 531-8722.

Performance - Bar Chart	rr_BarChartHeading	RISK/RETURN BAR CHART Annual Returns For Periods Ended December 31
Annual Return 2014	rr_AnnualReturn2014	3.69%
Year to Date Return, Label	rr_YearToDateReturnLabel	THREE-MONTH YTD TOTAL RETURN
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.12%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.42%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(34.90%)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
THREE-MONTH YTD TOTAL RETURN
0.12% (3/31/15)
BEST QUARTER*	WORST QUARTER*
4.42% 2nd Qtr. 2014	-3.49% 4th Qtr. 2014
* Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of Fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown in the table are not relevant to you. Please note that after-tax returns are shown only for the Fund Shares and may differ for each share class.

Flexible Income Fund | Adviser Shares
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee	rr_RedemptionFee	none	[1]
Management Fee	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.80%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Operating Expenses	rr_ExpensesOverAssets	1.56%	[11]
Reimbursement from Adviser	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)	[14]
Total Annual Operating Expenses After Reimbursement	rr_NetExpensesOverAssets	1.16%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	117
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	452
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	811
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,822
Flexible Income Fund | Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee	rr_RedemptionFee	none	[1]
Management Fee	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Operating Expenses	rr_ExpensesOverAssets	0.93%	[11]
Total Annual Operating Expenses After Reimbursement	rr_NetExpensesOverAssets	0.93%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	95
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	296
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	515
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,143
Annual Return 2014	rr_AnnualReturn2014	3.69%
Flexible Income Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee	rr_RedemptionFee	none	[1]
Management Fee	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Operating Expenses	rr_ExpensesOverAssets	0.86%	[11]
Reimbursement from Adviser	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[14]
Total Annual Operating Expenses After Reimbursement	rr_NetExpensesOverAssets	0.81%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	82
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	268
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	471
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,055
Before Taxes | Extended Market Index Fund | Extended Market Index Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.18%
5 Years	rr_AverageAnnualReturnYear05	16.27%
10 Years	rr_AverageAnnualReturnYear10	8.86%
Before Taxes | Nasdaq-100 Index Fund | Nasdaq-100 Index Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.75%
5 Years	rr_AverageAnnualReturnYear05	18.39%
10 Years	rr_AverageAnnualReturnYear10	10.16%
Before Taxes | S&P 500 Index Fund | Member Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.38%	[15]
5 Years	rr_AverageAnnualReturnYear05	15.16%	[15]
10 Years	rr_AverageAnnualReturnYear10	8.19%	[15]
Before Taxes | S&P 500 Index Fund | Reward Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.53%	[15]
5 Years	rr_AverageAnnualReturnYear05	15.30%	[15]
10 Years	rr_AverageAnnualReturnYear10	7.57%	[15]
Before Taxes | Total Return Strategy Fund | Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.26%
5 Years	rr_AverageAnnualReturnYear05	3.16%
Since Inception	rr_AverageAnnualReturnSinceInception	1.37%
Before Taxes | Total Return Strategy Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.53%
Since Inception	rr_AverageAnnualReturnSinceInception	3.36%
Before Taxes | Target Retirement Income Fund | Target Retirement Income Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.36%
5 Years	rr_AverageAnnualReturnYear05	6.35%
Since Inception	rr_AverageAnnualReturnSinceInception	6.10%
Before Taxes | Target Retirement 2020 Fund | Target Retirement 2020 Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.45%
5 Years	rr_AverageAnnualReturnYear05	7.43%
Since Inception	rr_AverageAnnualReturnSinceInception	7.16%
Before Taxes | Target Retirement 2030 Fund | Target Retirement 2030 Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.43%
5 Years	rr_AverageAnnualReturnYear05	8.70%
Since Inception	rr_AverageAnnualReturnSinceInception	7.56%
Before Taxes | Target Retirement 2040 Fund | Target Retirement 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.15%
5 Years	rr_AverageAnnualReturnYear05	9.19%
Since Inception	rr_AverageAnnualReturnSinceInception	6.99%
Before Taxes | Target Retirement 2050 Fund | Target Retirement 2050 Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.02%
5 Years	rr_AverageAnnualReturnYear05	9.24%
Since Inception	rr_AverageAnnualReturnSinceInception	6.21%
Before Taxes | Target Retirement 2060 Fund | Target Retirement 2060 Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.91%
Since Inception	rr_AverageAnnualReturnSinceInception	8.57%
Before Taxes | Global Managed Volatility Fund | Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.02%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.03%
Before Taxes | Global Managed Volatility Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.39%)
5 Years	rr_AverageAnnualReturnYear05	3.77%
Since Inception	rr_AverageAnnualReturnSinceInception	3.42%
Before Taxes | Real Return Fund | Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.27%
Since Inception	rr_AverageAnnualReturnSinceInception	3.22%
Before Taxes | Real Return Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.46%
Since Inception	rr_AverageAnnualReturnSinceInception	3.45%
Before Taxes | Ultra Short-Term Bond Fund | Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.95%
Since Inception	rr_AverageAnnualReturnSinceInception	1.64%
Before Taxes | Ultra Short-Term Bond Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.00%
Since Inception	rr_AverageAnnualReturnSinceInception	1.31%
Before Taxes | Flexible Income Fund | Adviser Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.35%
Since Inception	rr_AverageAnnualReturnSinceInception	3.58%
Before Taxes | Flexible Income Fund | Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.69%
Since Inception	rr_AverageAnnualReturnSinceInception	3.89%
Before Taxes | Flexible Income Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.79%
Since Inception	rr_AverageAnnualReturnSinceInception	4.01%
Return After Taxes on Distributions | Extended Market Index Fund | Extended Market Index Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.82%
5 Years	rr_AverageAnnualReturnYear05	15.36%
10 Years	rr_AverageAnnualReturnYear10	8.10%
Return After Taxes on Distributions | Nasdaq-100 Index Fund | Nasdaq-100 Index Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.70%
5 Years	rr_AverageAnnualReturnYear05	18.08%
10 Years	rr_AverageAnnualReturnYear10	10.01%
Return After Taxes on Distributions | S&P 500 Index Fund | Member Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.92%	[15]
5 Years	rr_AverageAnnualReturnYear05	14.61%	[15]
10 Years	rr_AverageAnnualReturnYear10	7.04%	[15]
Return After Taxes on Distributions | Total Return Strategy Fund | Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.03%
5 Years	rr_AverageAnnualReturnYear05	3.03%
Since Inception	rr_AverageAnnualReturnSinceInception	0.66%
Return After Taxes on Distributions | Target Retirement Income Fund | Target Retirement Income Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.97%
5 Years	rr_AverageAnnualReturnYear05	5.24%
Since Inception	rr_AverageAnnualReturnSinceInception	4.96%
Return After Taxes on Distributions | Target Retirement 2020 Fund | Target Retirement 2020 Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.91%
5 Years	rr_AverageAnnualReturnYear05	6.36%
Since Inception	rr_AverageAnnualReturnSinceInception	6.09%
Return After Taxes on Distributions | Target Retirement 2030 Fund | Target Retirement 2030 Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.94%
5 Years	rr_AverageAnnualReturnYear05	7.67%
Since Inception	rr_AverageAnnualReturnSinceInception	6.58%
Return After Taxes on Distributions | Target Retirement 2040 Fund | Target Retirement 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.76%
5 Years	rr_AverageAnnualReturnYear05	8.33%
Since Inception	rr_AverageAnnualReturnSinceInception	6.20%
Return After Taxes on Distributions | Target Retirement 2050 Fund | Target Retirement 2050 Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.80%
5 Years	rr_AverageAnnualReturnYear05	8.62%
Since Inception	rr_AverageAnnualReturnSinceInception	5.66%
Return After Taxes on Distributions | Target Retirement 2060 Fund | Target Retirement 2060 Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.36%
Since Inception	rr_AverageAnnualReturnSinceInception	7.93%
Return After Taxes on Distributions | Global Managed Volatility Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.18%)
5 Years	rr_AverageAnnualReturnYear05	2.48%
Since Inception	rr_AverageAnnualReturnSinceInception	2.32%
Return After Taxes on Distributions | Real Return Fund | Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.65%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.14%
Return After Taxes on Distributions | Ultra Short-Term Bond Fund | Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.37%
Since Inception	rr_AverageAnnualReturnSinceInception	1.07%
Return After Taxes on Distributions | Flexible Income Fund | Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.37%
Since Inception	rr_AverageAnnualReturnSinceInception	1.02%
Return After Taxes on Distributions and Sale of Fund Shares | Extended Market Index Fund | Extended Market Index Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.85%
5 Years	rr_AverageAnnualReturnYear05	13.07%
10 Years	rr_AverageAnnualReturnYear10	7.16%
Return After Taxes on Distributions and Sale of Fund Shares | Nasdaq-100 Index Fund | Nasdaq-100 Index Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.66%
5 Years	rr_AverageAnnualReturnYear05	14.97%
10 Years	rr_AverageAnnualReturnYear10	8.41%
Return After Taxes on Distributions and Sale of Fund Shares | S&P 500 Index Fund | Member Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.92%	[15]
5 Years	rr_AverageAnnualReturnYear05	12.25%	[15]
10 Years	rr_AverageAnnualReturnYear10	6.05%	[15]
Return After Taxes on Distributions and Sale of Fund Shares | Total Return Strategy Fund | Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.40%
5 Years	rr_AverageAnnualReturnYear05	2.43%
Since Inception	rr_AverageAnnualReturnSinceInception	0.86%
Return After Taxes on Distributions and Sale of Fund Shares | Target Retirement Income Fund | Target Retirement Income Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.05%
5 Years	rr_AverageAnnualReturnYear05	4.58%
Since Inception	rr_AverageAnnualReturnSinceInception	4.38%
Return After Taxes on Distributions and Sale of Fund Shares | Target Retirement 2020 Fund | Target Retirement 2020 Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.17%
5 Years	rr_AverageAnnualReturnYear05	5.54%
Since Inception	rr_AverageAnnualReturnSinceInception	5.35%
Return After Taxes on Distributions and Sale of Fund Shares | Target Retirement 2030 Fund | Target Retirement 2030 Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.23%
5 Years	rr_AverageAnnualReturnYear05	6.58%
Since Inception	rr_AverageAnnualReturnSinceInception	5.71%
Return After Taxes on Distributions and Sale of Fund Shares | Target Retirement 2040 Fund | Target Retirement 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	7.08%
Since Inception	rr_AverageAnnualReturnSinceInception	5.35%
Return After Taxes on Distributions and Sale of Fund Shares | Target Retirement 2050 Fund | Target Retirement 2050 Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.98%
5 Years	rr_AverageAnnualReturnYear05	7.22%
Since Inception	rr_AverageAnnualReturnSinceInception	4.82%
Return After Taxes on Distributions and Sale of Fund Shares | Target Retirement 2060 Fund | Target Retirement 2060 Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.05%
Since Inception	rr_AverageAnnualReturnSinceInception	6.48%
Return After Taxes on Distributions and Sale of Fund Shares | Global Managed Volatility Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.26%
5 Years	rr_AverageAnnualReturnYear05	2.95%
Since Inception	rr_AverageAnnualReturnSinceInception	2.70%
Return After Taxes on Distributions and Sale of Fund Shares | Real Return Fund | Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.35%
Since Inception	rr_AverageAnnualReturnSinceInception	2.16%
Return After Taxes on Distributions and Sale of Fund Shares | Ultra Short-Term Bond Fund | Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.55%
Since Inception	rr_AverageAnnualReturnSinceInception	1.03%
Return After Taxes on Distributions and Sale of Fund Shares | Flexible Income Fund | Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.20%
Since Inception	rr_AverageAnnualReturnSinceInception	1.75%
Dow Jones U.S. Completion Total Stock Market Index (reflects no deduction for fees, expenses, or taxes) | Extended Market Index Fund | Extended Market Index Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.63%
5 Years	rr_AverageAnnualReturnYear05	16.74%
10 Years	rr_AverageAnnualReturnYear10	9.28%
Nasdaq-100 Index (reflects no deduction for fees, expenses or taxes) | Nasdaq-100 Index Fund | Nasdaq-100 Index Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.40%
5 Years	rr_AverageAnnualReturnYear05	19.23%
10 Years	rr_AverageAnnualReturnYear10	10.99%
S&P 500 Index (reflects no deduction for fees, expenses or taxes) | S&P 500 Index Fund | Member Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.69%
5 Years	rr_AverageAnnualReturnYear05	15.45%
10 Years	rr_AverageAnnualReturnYear10	7.67%
S&P 500 Index (reflects no deduction for fees, expenses or taxes) | S&P 500 Index Fund | Reward Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.69%
5 Years	rr_AverageAnnualReturnYear05	15.45%
10 Years	rr_AverageAnnualReturnYear10	7.67%
S&P 500 Index (reflects no deduction for fees, expenses or taxes) | Total Return Strategy Fund | Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.69%	[16]
5 Years	rr_AverageAnnualReturnYear05	15.45%	[16]
Since Inception	rr_AverageAnnualReturnSinceInception	8.15%	[16]
S&P 500 Index (reflects no deduction for fees, expenses or taxes) | Target Retirement Income Fund | Target Retirement Income Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.69%
5 Years	rr_AverageAnnualReturnYear05	15.45%
Since Inception	rr_AverageAnnualReturnSinceInception	10.25%
S&P 500 Index (reflects no deduction for fees, expenses or taxes) | Target Retirement 2020 Fund | Target Retirement 2020 Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.69%
5 Years	rr_AverageAnnualReturnYear05	15.45%
Since Inception	rr_AverageAnnualReturnSinceInception	10.25%
S&P 500 Index (reflects no deduction for fees, expenses or taxes) | Target Retirement 2030 Fund | Target Retirement 2030 Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.69%
5 Years	rr_AverageAnnualReturnYear05	15.45%
Since Inception	rr_AverageAnnualReturnSinceInception	10.25%
S&P 500 Index (reflects no deduction for fees, expenses or taxes) | Target Retirement 2040 Fund | Target Retirement 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.69%
5 Years	rr_AverageAnnualReturnYear05	15.45%
Since Inception	rr_AverageAnnualReturnSinceInception	10.25%
S&P 500 Index (reflects no deduction for fees, expenses or taxes) | Target Retirement 2050 Fund | Target Retirement 2050 Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.69%
5 Years	rr_AverageAnnualReturnYear05	15.45%
Since Inception	rr_AverageAnnualReturnSinceInception	10.25%
S&P 500 Index (reflects no deduction for fees, expenses or taxes) | Target Retirement 2060 Fund | Target Retirement 2060 Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.69%
Since Inception	rr_AverageAnnualReturnSinceInception	17.21%
Lipper Flexible Portfolio Funds Index (reflects no deduction for taxes) | Total Return Strategy Fund | Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.31%	[16]
5 Years	rr_AverageAnnualReturnYear05	8.80%	[16]
Since Inception	rr_AverageAnnualReturnSinceInception	6.47%	[16]
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) | Target Retirement Income Fund | Target Retirement Income Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.97%
5 Years	rr_AverageAnnualReturnYear05	4.45%
Since Inception	rr_AverageAnnualReturnSinceInception	5.05%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) | Target Retirement 2020 Fund | Target Retirement 2020 Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.97%
5 Years	rr_AverageAnnualReturnYear05	4.45%
Since Inception	rr_AverageAnnualReturnSinceInception	5.05%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) | Target Retirement 2030 Fund | Target Retirement 2030 Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.97%
5 Years	rr_AverageAnnualReturnYear05	4.45%
Since Inception	rr_AverageAnnualReturnSinceInception	5.05%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) | Target Retirement 2040 Fund | Target Retirement 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.97%
5 Years	rr_AverageAnnualReturnYear05	4.45%
Since Inception	rr_AverageAnnualReturnSinceInception	5.05%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) | Target Retirement 2050 Fund | Target Retirement 2050 Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.97%
5 Years	rr_AverageAnnualReturnYear05	4.45%
Since Inception	rr_AverageAnnualReturnSinceInception	5.05%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) | Target Retirement 2060 Fund | Target Retirement 2060 Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.97%
Since Inception	rr_AverageAnnualReturnSinceInception	4.52%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) | Global Managed Volatility Fund | Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.97%	[17]
5 Years	rr_AverageAnnualReturnYear05	4.45%	[17]
Since Inception	rr_AverageAnnualReturnSinceInception	5.05%	[17]
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) | Global Managed Volatility Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.97%	[17]
5 Years	rr_AverageAnnualReturnYear05	4.45%	[17]
Since Inception	rr_AverageAnnualReturnSinceInception	5.05%	[17]
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) | Flexible Income Fund | Adviser Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.97%
Since Inception	rr_AverageAnnualReturnSinceInception	4.52%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) | Flexible Income Fund | Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.97%
Since Inception	rr_AverageAnnualReturnSinceInception	4.52%
MSCI All-Country World Index (reflects no deduction for fees, expenses, or taxes) | Global Managed Volatility Fund | Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.16%	[17]
5 Years	rr_AverageAnnualReturnYear05	9.16%	[17]
Since Inception	rr_AverageAnnualReturnSinceInception	5.80%	[17]
MSCI All-Country World Index (reflects no deduction for fees, expenses, or taxes) | Global Managed Volatility Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.16%	[17]
5 Years	rr_AverageAnnualReturnYear05	9.16%	[17]
Since Inception	rr_AverageAnnualReturnSinceInception	5.80%	[17]
Barclays U.S. Government Inflation- Linked Bond Index (reflects no deduction for fees, expenses, or taxes) | Real Return Fund | Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.43%
Since Inception	rr_AverageAnnualReturnSinceInception	2.73%
Citigroup 3-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses, or taxes) | Ultra Short-Term Bond Fund | Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.03%	[18]
Since Inception	rr_AverageAnnualReturnSinceInception	0.06%	[18]
Lipper Ultra Short Obligations Funds Index (reflects no deduction for taxes) | Ultra Short-Term Bond Fund | Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.49%	[18]
Since Inception	rr_AverageAnnualReturnSinceInception	0.77%	[18]
[1]	On shares held less than 60 days.
[2]	USAA Shareholder Account Services, the Fund's transfer agent, assesses a $10 annual account maintenance fee to allocate part of the fixed costs of maintaining shareholder accounts. USAA Asset Management Company (AMCO) deducts $2.50 per quarter from your account to pay the annual fee.
[3]	Account Maintenance Fee (for Fund account balances below $10,000).
[4]	Fluctuates based on the Fund's performance relative to a securities market index.
[5]	The Fund's total annual operating expenses of the Fund Shares and Institutional Shares may not correlate to the ratio of expenses to average daily net assets shown in the Fund's financial highlights, which reflect the operating expenses of the Fund Shares and Institutional Shares and do not include acquired fund fees and expenses.
[6]	The total annual operating expenses and the example are based upon the actual combined expenses of the Fund and the Fund's share of the allocated expenses of the Extended Market Portfolio.
[7]	The total annual operating expenses for the Fund Shares and Institutional Shares may not correlate to the ratio of expenses to average daily net assets shown in the financial highlights, which reflect the operating expenses of the Fund Shares and Institutional Shares and do not include acquired fund fees and expenses.
[8]	The Fund's total annual operating expenses may not correlate to the ratio of expenses to average daily net assets, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
[9]	The total annual operating expenses of the Fund Shares and Institutional Shares may not correlate to the ratio of expenses to average daily net assets shown in the financial highlights, which reflect the operating expenses of the Fund Shares and Institutional Shares and do not include acquired fund fees and expenses.
[10]	The total annual operating expenses for the Fund may not correlate to the ratio of expenses to average daily net assets shown in the financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
[11]	The total annual operating expenses for the Fund Shares, Institutional Shares, and Adviser Shares may not correlate to the ratio of expenses to average daily net assets shown in the financial highlights, which reflect the operating expenses of the Fund Shares, Institutional Shares, and Adviser Shares and do not include acquired fund fees and expenses.
[12]	The Adviser has agreed, through May 1, 2016, to make payments or waive management, administration, and other fees to limit the expenses of the Member Shares and Reward Shares so that the total annual operating expenses of the Member Shares and Reward Shares (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 0.25% of the Member Shares' and 0.15% of the Reward Shares' average daily net assets, respectively. This arrangement may not be changed or terminated during this time period without approval of the Fund's Board of Trustees and may be changed or terminated by the Adviser at any time after May 1, 2016.
[13]	The Adviser has agreed, through May 1, 2016, to make payments or waive management, administration, and other fees to limit the expenses of the Fund so that the total annual operating expenses of the Fund Shares and Institutional Shares (exclusive of the commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 0.90% and 0.80%, respectively, of the Fund Shares' and Institutional Shares' average daily net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund's Board of Trustees and may be changed or terminated by the Adviser at any time after May 1, 2016.
[14]	The Adviser has agreed, through May 1, 2016, to make payments or waive management, administration, and other fees to limit the expenses of the Fund so that the total annual operating expenses of the Institutional Shares and Adviser Shares (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 0.80% and 1.15% of the average daily net assets of the Fund's Institutional Shares and Adviser Shares, respectively. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund's Board of Trustees and may be changed or terminated by the Adviser at any time after May 1, 2016.
[15]	Excludes $10 account maintenance fee, which is waived for accounts of $10,000 or more.
[16]	The average annual total return for the S&P 500 Index and Lipper Flexible Portfolio Funds Index from July 12, 2013 - the inception date of the Institutional Shares - through December 31, 2014, was 17.21% and 8.43%, respectively.
[17]	The average annual total return for the MSCI All-Country World Index and Barclays U.S. Aggregate Bond Index from July 12, 2013 - inception date of the Fund Shares - through December 31, 2014, was 10.51% and 4.52%, respectively.
[18]	The average annual total return for the Citigroup 3-Month U.S. Treasury Bill Index and Lipper Ultra Short Obligations Funds from July 12, 2013 - the inception date of the Institutional Shares - through December 31, 2014, was 0.03% and 0.60%, respectively.